UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: April 30, 2015
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund III
------------------------------------

First Trust Preferred Securities and Income ETF (FPE)


Semi-Annual Report
     For the
 Six Months Ended
  April 30, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Portfolio Management.......................................................    5
Understanding Your Fund Expenses...........................................    6
Portfolio of Investments...................................................    7
Statement of Assets and Liabilities........................................   12
Statement of Operations....................................................   13
Statements of Changes in Net Assets........................................   14
Financial Highlights.......................................................   15
Notes to Financial Statements..............................................   16
Additional Information.....................................................   22

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report for the First Trust Preferred Securities and Income ETF (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2015

Dear Shareholders:

Thank you for your investment in First Trust Preferred Securities and Income ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2015. Additionally, First Trust compiles the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

First Trust Preferred Securities and Income ETF's (the "Fund") investment objective is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities ("Preferred Securities") and income-producing debt securities ("Income Securities"). The Fund invests in securities that are traded over-the-counter or listed on an exchange. For purposes of the 80% test set forth above, securities of open-end funds, closed-end funds or other exchange-traded funds ("ETFs") registered under the Investment Company Act of 1940, as amended, that invest primarily in Preferred Securities or Income Securities are deemed to be Preferred Securities or Income Securities.

Preferred Securities held by the Fund generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company's assets, but are generally junior to all forms of the company's debt, including both senior and subordinated debt. Certain of the Preferred Securities may be issued by trusts or other special purpose entities created by companies specifically for the purpose of issuing such securities. Income Securities that may be held by the Fund include corporate bonds, high yield securities (commonly referred to as "junk" bonds) and convertible securities. The broad category of corporate debt securities includes debt issued by U.S. and non-U.S. companies of all kinds, including those with small, mid and large capitalizations. Corporate debt may carry fixed or floating rates of interest.

-------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL         CUMULATIVE
                                                                                          TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended  1 Year Ended  Inception (2/11/13)  Inception (2/11/13)
                                                            4/30/15        4/30/15         to 4/30/15           to 4/30/15
FUND PERFORMANCE
NAV                                                          3.85%          7.20%             3.58%                8.09%
Market Price                                                 4.06%          7.35%             3.70%                8.37%

INDEX PERFORMANCE
BofA Merrill Lynch Fixed Rate Preferred Securities Index     4.47%          8.71%             5.78%               13.25%
BofA Merrill Lynch U.S. Capital Securities Index             3.54%          7.03%             7.62%               17.64%
Blended Benchmark(1)                                         4.01%          7.88%             6.71%               15.47%
-------------------------------------------------------------------------------------------------------------------------------


Total returns for the periods since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

(1) The Blended Benchmark consists of a 50/50 blend of the BofA Merrill Lynch Fixed Rate Preferred Securities Index and the BofA Merrill Lynch U.S. Capital Securities Index. The Blended Benchmark was added to reflect the diverse allocation of institutional preferred and hybrid securities in the Fund's portfolio. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indices are unmanaged and an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

-----------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF APRIL 30, 2015
-----------------------------------------------------
                                          % OF TOTAL
SECTOR                                    INVESTMENTS
Financials                                   89.1%
Consumer Staples                              5.1
Utilities                                     3.7
Telecommunication Services                    2.1
Energy                                        0.0*
                                            ------
     Total                                  100.0%
                                            ======
-----------------------------------------------------
CREDIT QUALITY AS OF APRIL 30, 2015
-----------------------------------------------------
                                          % OF TOTAL
CREDIT RATING(2)                          INVESTMENTS
A                                             1.9%
A-                                            1.4
BBB+                                         13.9
BBB                                           9.0
BBB-                                         21.6
BB+                                          20.1
BB                                           12.6
BB-                                           7.5
B+                                            2.1
NR                                            9.9
                                            ------
     Total                                  100.0%
                                            ======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF APRIL 30, 2015
----------------------------------------------------------
                                               % OF TOTAL
SECURITY                                       INVESTMENTS
Aquarius + Investments PLC for
   Swiss Reinsurance Co., Ltd.                     3.0%
CHS, Inc., Series 2                                2.6
Morgan Stanley, Series F                           2.4
Citigroup Capital XIII                             2.4
Aspen Insurance Holdings Ltd.                      2.3
First Niagara Financial Group., Inc., Series B     2.3
Sirius International Group Ltd.                    2.2
Goldman Sachs Group, Inc., Series K                2.1
Lloyds Bank PLC                                    2.1
Endurance Specialty Holdings Ltd., Series A        2.1
                                                 ------
     Total                                        23.5%
                                                 ======

-----------------------------------------------------
COUNTRY EXPOSURE AS OF APRIL 30, 2015
-----------------------------------------------------
                                          % OF TOTAL
COUNTRY                                   INVESTMENTS
United States                                61.1%
Bermuda                                       9.7
United Kingdom                                7.6
Netherlands                                   5.2
France                                        4.7
Ireland                                       3.3
Italy                                         1.2
Chile                                         1.1
Switzerland                                   1.1
Luxembourg                                    1.0
Cayman Islands                                1.0
Guernsey                                      0.8
Brazil                                        0.7
Spain                                         0.7
Belgium                                       0.5
Japan                                         0.3
                                            ------
     Total                                  100.0%
                                            ======

* Amount is less than 0.1%


(2) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 11, 2013 - APRIL 30, 2015

            First Trust Preferred Securities   BofA Merrill Lynch Fixed Rate   BofA Merrill Lynch U.S.      Blended
                     and Income ETF             Preferred Securities Index     Capital Securities Index   Benchmark(1)
2/11/13                 $10,000                           $10,000                      $10,000              $10,000
4/30/13                  10,330                            10,253                       10,342               10,297
10/31/13                  9,426                             9,640                       10,392               10,010
4/30/14                  10,084                            10,418                       10,992               10,704
10/31/14                 10,409                            10,841                       11,364               11,102
04/30/15                 10,810                            11,326                       11,766               11,547


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 12, 2013 (commencement of trading) through April 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
2/12/13 - 10/31/13           96              7              0            0
11/1/13 - 10/31/14          140              2              0            0
11/1/14 - 4/30/15           116              1              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
2/12/13 - 10/31/13           73              7              0            0
11/1/13 - 10/31/14          101              9              0            0
11/1/14 - 4/30/15             6              0              0            0


(1) The Blended Benchmark consists of a 50/50 blend of the BofA Merrill Lynch Fixed Rate Preferred Securities Index and the BofA Merrill Lynch U.S. Capital Securities Index. The Blended Benchmark was added to reflect the diverse allocation of institutional preferred and hybrid securities in the Fund's portfolio. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indices are unmanaged and an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015


                                  SUB-ADVISOR

STONEBRIDGE ADVISORS LLC

Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") is the Sub-Advisor to First Trust Preferred Securities and Income ETF (the "Fund") and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred securities and North American equity income securities.

                           PORTFOLIO MANAGEMENT TEAM

SCOTT T. FLEMING - PRESIDENT AND CIO OF STONEBRIDGE ADVISORS LLC
ROBERT WOLF - VICE PRESIDENT, PORTFOLIO MANAGER AND SENIOR CREDIT ANALYST DANIELLE SALTERS, CFA - CREDIT ANALYST

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2015 (UNAUDITED)


As a shareholder of First Trust Preferred Securities and Income ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2014     APRIL 30, 2015        PERIOD          PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
Actual                                              $1,000.00           $1,038.50            0.85%             $4.30
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58            0.85%             $4.26


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1, 2014 through April 30, 2015), multiplied by 181/365.

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2015 (UNAUDITED)

                                                                                   STATED        STATED
  SHARES                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
$25 PAR PREFERRED SECURITIES - 52.4%

             BANKS - 17.7%
     15,389  Bank of America Corp., Series Y..................................      6.50%         (a)      $    397,036
    178,760  Citigroup Capital XIII (b).......................................      7.88%       10/30/40      4,628,096
     19,611  Citigroup, Inc., Series AA.......................................      8.13%         (a)           578,721
     13,295  Citigroup, Inc., Series J (b)....................................      7.13%         (a)           368,803
    148,400  Citigroup, Inc., Series K (b)....................................      6.88%         (a)         4,039,448
     93,028  Fifth Third Bancorp, Series I (b)................................      6.63%         (a)         2,616,878
    164,378  First Niagara Financial Group., Inc., Series B (b)...............      8.63%         (a)         4,545,052
     88,881  FNB Corp. (b)....................................................      7.25%         (a)         2,485,113
     84,185  GMAC Capital Trust I, Series 2 (b)...............................      8.13%       02/15/40      2,212,382
     24,152  HSBC USA, Inc., Series F (c).....................................      3.50%         (a)           560,810
     17,420  HSBC USA, Inc., Series H.........................................      6.50%         (a)           443,862
     19,998  JPMorgan Chase & Co., Series W...................................      6.30%         (a)           516,348
    105,522  PNC Financial Services Group, Inc., Series P (b).................      6.13%         (a)         2,960,947
     38,062  Regions Financial Corp., Series B (b)............................      6.38%         (a)           997,224
     47,098  Royal Bank of Scotland Group PLC, Series P.......................      6.25%         (a)         1,168,030
     22,697  Royal Bank of Scotland Group PLC, Series R.......................      6.13%         (a)           560,389
     84,676  Royal Bank of Scotland Group PLC, Series S.......................      6.60%         (a)         2,119,440
     20,067  Royal Bank of Scotland Group PLC, Series T.......................      7.25%         (a)           510,103
     14,476  Santander Finance Preferred S.A., Series 6 (c)...................      4.00%         (a)           331,066
     52,035  US Bancorp, Series F (b).........................................      6.50%         (a)         1,549,602
     30,356  Zions Bancorporation, Series F...................................      7.90%         (a)           853,672
     30,166  Zions Bancorporation, Series G (b)...............................      6.30%         (a)           809,656
                                                                                                           ------------
                                                                                                             35,252,678
                                                                                                           ------------
             CAPITAL MARKETS - 9.4%
     85,103  Apollo Investment Corp...........................................      6.63%       10/15/42      2,191,402
     73,623  Apollo Investment Corp...........................................      6.88%       07/15/43      1,903,891
     37,665  Ares Capital Corp................................................      7.75%       10/15/40        968,744
     67,654  BGC Partners, Inc................................................      8.13%       06/15/42      1,827,334
      5,769  Deutsche Bank Contingent Capital Trust III.......................      7.60%         (a)           162,109
    160,016  Goldman Sachs Group, Inc., Series K (b)..........................      6.38%         (a)         4,192,419
     36,239  Morgan Stanley, Series E (b).....................................      7.13%         (a)         1,027,376
    172,115  Morgan Stanley, Series F (b).....................................      6.88%         (a)         4,715,951
     18,735  Raymond James Financial, Inc.....................................      6.90%       03/15/42        505,470
      4,414  Solar Capital Ltd................................................      6.75%       11/15/42        109,864
     43,919  State Street Corp., Series D (b).................................      5.90%         (a)         1,182,739
                                                                                                           ------------
                                                                                                             18,787,299
                                                                                                           ------------
             CONSUMER FINANCE - 1.0%
     65,854  Ally Financial, Inc., Series A (b)...............................      8.50%         (a)         1,745,131
      8,561  Capital One Financial Corp., Series D............................      6.70%         (a)           229,948
                                                                                                           ------------
                                                                                                              1,975,079
                                                                                                           ------------
             DIVERSIFIED FINANCIAL SERVICES - 2.7%
     14,304  Allied Capital Corp..............................................      6.88%       04/15/47        364,609
      5,820  Countrywide Capital IV...........................................      6.75%       04/01/33        148,410
     69,931  KKR Financial Holdings LLC.......................................      8.38%       11/15/41      1,920,305
     44,513  KKR Financial Holdings LLC, Series A.............................      7.38%         (a)         1,156,448
     22,644  RBS Capital Funding Trust V, Series E............................      5.90%         (a)           557,722
     41,860  RBS Capital Funding Trust VI, Series F...........................      6.25%         (a)         1,042,732
      6,453  RBS Capital Funding Trust VII, Series G..........................      6.08%         (a)           160,615
                                                                                                           ------------
                                                                                                              5,350,841
                                                                                                           ------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

                                                                                   STATED        STATED
  SHARES                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
$25 PAR PREFERRED SECURITIES - (CONTINUED)

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
     36,015  Qwest Corp.......................................................      7.38%       06/01/51   $    944,313
     52,987  Qwest Corp.......................................................      6.88%       10/01/54      1,411,574
                                                                                                           ------------
                                                                                                              2,355,887
                                                                                                           ------------
             ELECTRIC UTILITIES - 0.1%
      3,546  SCE Trust III (b)................................................      5.75%         (a)            96,274
                                                                                                           ------------
             FOOD PRODUCTS - 3.9%
    189,510  CHS, Inc., Series 2 (b)..........................................      7.10%         (a)         5,058,022
     85,512  CHS, Inc., Series 3 (b)..........................................      6.75%         (a)         2,233,573
     19,749  CHS, Inc., Series 4..............................................      7.50%         (a)           550,405
                                                                                                           ------------
                                                                                                              7,842,000
                                                                                                           ------------
             INSURANCE - 12.0%
     93,474  Aegon N.V........................................................      8.00%       02/15/42      2,619,141
      6,160  Allstate Corp., Series D.........................................      6.63%         (a)           165,396
      5,860  Allstate Corp., Series E.........................................      6.63%         (a)           158,689
     21,616  American Financial Group, Inc....................................      7.00%       09/30/50        556,828
     94,462  Aspen Insurance Holdings Ltd. (b)................................      5.95%         (a)         2,430,507
     24,318  Aspen Insurance Holdings Ltd.....................................      7.25%         (a)           645,400
    173,603  Aspen Insurance Holdings Ltd. (b)................................      7.40%         (a)         4,557,079
    141,957  Aviva PLC........................................................      8.25%       12/01/41      3,923,692
    156,451  Endurance Specialty Holdings Ltd., Series A......................      7.75%         (a)         4,078,678
     59,048  Hartford Financial Services Group, Inc. (b)......................      7.88%       04/15/42      1,847,021
     59,871  Montpelier Re Holdings Ltd., Series A............................      8.88%         (a)         1,562,034
     36,838  PartnerRe Ltd., Series E.........................................      7.25%         (a)           976,207
     14,790  Reinsurance Group of America, Inc., Series D (b).................      6.20%       09/15/42        424,029
                                                                                                           ------------
                                                                                                             23,944,701
                                                                                                           ------------
             MULTI-UTILITIES - 0.5%
     38,686  Integrys Energy Group, Inc. (b)..................................      6.00%       08/01/73      1,058,836
                                                                                                           ------------
             OIL, GAS & CONSUMABLE FUELS - 0.0%
      1,633  NuStar Logistics LP (b)..........................................      7.63%       01/15/43         42,654
                                                                                                           ------------
             REAL ESTATE INVESTMENT TRUSTS - 3.9%
    155,823  American Realty Capital Properties, Inc., Series F...............      6.70%         (a)         3,741,310
     57,854  DuPont Fabros Technology, Inc., Series A.........................      7.88%         (a)         1,490,319
      9,983  DuPont Fabros Technology, Inc., Series B.........................      7.63%         (a)           257,063
     22,452  EPR Properties, Series F.........................................      6.63%         (a)           580,384
     14,957  Hospitality Properties Trust, Series D...........................      7.13%         (a)           386,040
     34,302  MFA Financial, Inc...............................................      8.00%       04/15/42        882,934
     17,488  National Retail Properties, Inc., Series D.......................      6.63%         (a)           457,311
                                                                                                           ------------
                                                                                                              7,795,361
                                                                                                           ------------
             TOTAL $25 PAR PREFERRED SECURITIES..........................................................   104,501,610
             (Cost $103,923,911)                                                                           ------------

$100 PAR PREFERRED SECURITIES - 1.6%

             BANKS - 0.8%
      1,200  AgriBank FCB (b) (d).............................................      6.88%         (a)           125,588
      8,500  CoBank ACB, Series F (b).........................................      6.25%         (a)           878,422
      5,640  CoBank ACB, Series G.............................................      6.13%         (a)           531,218
                                                                                                           ------------
                                                                                                              1,535,228
                                                                                                           ------------
             ELECTRIC UTILITIES - 0.7%
     14,798  Southern California Edison Co., Series A (c).....................      4.13%         (a)         1,487,199
                                                                                                           ------------


Page 8                  See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

                                                                                   STATED        STATED
  SHARES                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
$100 PAR PREFERRED SECURITIES - (CONTINUED)

             INSURANCE - 0.1%
      2,250  Principal Financial Group, Inc., Series A (b)....................      5.56%         (a)      $    225,281
                                                                                                           ------------
             TOTAL $100 PAR PREFERRED SECURITIES.........................................................     3,247,708
             (Cost $3,266,512)                                                                             ------------

$1,000 PAR PREFERRED SECURITIES - 2.0%

             BANKS - 0.6%
      1,000  Farm Credit Bank of Texas, Series 1 (d)..........................     10.00%         (a)         1,246,562
                                                                                                           ------------
             INSURANCE - 0.4%
      1,000  XLIT Ltd., Series D (c)..........................................      3.40%         (a)           827,813
                                                                                                           ------------
             REAL ESTATE INVESTMENT TRUSTS - 1.0%
      1,456  Sovereign Real Estate Investment Trust (e).......................     12.00%         (a)         1,905,540
                                                                                                           ------------
             TOTAL $1,000 PAR PREFERRED SECURITIES.......................................................     3,979,915
             (Cost $4,047,010)                                                                             ------------


    PAR                                                                            STATED        STATED
  AMOUNT                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
CAPITAL PREFERRED SECURITIES - 41.3%

             BANKS - 17.4%
$ 1,000,000  Banco Bilbao Vizcaya Argentaria S.A. (b).........................      9.00%         (a)         1,083,750
  1,000,000  Banco do Brasil S.A. (b) (f).....................................      9.00%         (a)           930,000
    500,000  Banco do Brasil S.A. (b).........................................      9.25%         (a)           490,650
  1,000,000  Bank of America Corp., Series Z (b)..............................      6.50%         (a)         1,065,000
  1,092,566  Barclays PLC (b).................................................      6.63%         (a)         1,085,550
    500,000  Barclays PLC (b).................................................      8.25%         (a)           533,599
  1,024,990  BBVA Global Finance Ltd..........................................      7.00%       12/01/25      1,177,066
  1,007,000  BPCE S.A. (b)....................................................     12.50%         (a)         1,371,413
  1,000,000  Citizens Financial Group, Inc. (b) (f)...........................      5.50%         (a)           991,250
    500,000  Credit Agricole S.A. (b) (f).....................................      6.63%         (a)           506,106
  1,500,000  Credit Agricole S.A. (b).........................................      8.38%         (a)         1,780,125
  2,000,000  Dresdner Funding Trust I.........................................      8.15%       06/30/31      2,543,760
  2,000,000  Fuerstenberg Capital International Sarl & Cie SECS (b)...........     10.25%         (a)         2,032,500
  1,000,000  HSBC Holdings PLC (b)............................................      6.38%         (a)         1,035,000
  1,000,000  HSBC USA Capital Trust III.......................................      7.75%       11/15/26      1,004,424
    500,000  ING Groep N.V. (b)...............................................      6.00%         (a)           500,312
    500,000  ING Groep N.V. (b)...............................................      6.50%         (a)           499,688
    500,000  JPMorgan Chase & Co., Series S (b)...............................      6.75%         (a)           548,650
  1,500,000  JPMorgan Chase & Co., Series Z (b)...............................      5.30%         (a)         1,501,875
  2,000,000  LBG Capital No.1 PLC (b).........................................      8.50%         (a)         2,235,102
  2,850,000  Lloyds Bank PLC (b)..............................................     12.00%         (a)         4,096,875
  1,000,000  Natixis S.A. (b).................................................     10.00%         (a)         1,195,000
  1,000,000  NIBC Bank N.V....................................................      7.63%         (a)         1,017,612
  1,000,000  Royal Bank of Scotland Group PLC (b).............................      7.65%         (a)         1,280,000
  1,000,000  Societe Generale S.A. (b)........................................      7.88%         (a)         1,040,000
    500,000  Wells Fargo & Co., Series U (b)..................................      5.88%         (a)           531,875
  2,449,000  Zions Bancorporation, Series J (b)...............................      7.20%         (a)         2,643,695
                                                                                                           ------------
                                                                                                             34,720,877
                                                                                                           ------------
             CAPITAL MARKETS - 2.8%
  1,500,000  Credit Suisse Group Guernsey I Ltd. (b)..........................      7.88%       02/24/41      1,590,937
  2,000,000  Goldman Sachs Group, Inc., Series M (b)..........................      5.38%         (a)         2,000,500
  2,000,000  UBS Group AG (b).................................................      7.13%         (a)         2,085,540
                                                                                                           ------------
                                                                                                              5,676,977
                                                                                                           ------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

    PAR                                                                            STATED        STATED
  AMOUNT                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

             DIVERSIFIED FINANCIAL SERVICES - 2.1%
$ 1,000,000  General Electric Capital Corp., Series A (b).....................      7.13%         (a)      $  1,166,250
  2,000,000  Glen Meadow Pass Through Trust (b) (f)...........................      6.51%       02/12/67      1,880,000
  1,000,000  Macquarie PMI LLC................................................      8.38%         (a)         1,036,501
                                                                                                           ------------
                                                                                                              4,082,751
                                                                                                           ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
  1,500,000  Koninklijke KPN N.V. (b) (f).....................................      7.00%       03/28/73      1,621,875
                                                                                                           ------------
             ELECTRIC UTILITIES - 1.2%
  2,000,000  Enel SpA (b) (f).................................................      8.75%       09/24/73      2,417,000
                                                                                                           ------------
             FOOD PRODUCTS - 1.1%
  2,000,000  Land O'Lakes Capital Trust I (f).................................      7.45%       03/15/28      2,175,000
                                                                                                           ------------
             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 1.1%
  1,500,000  AES Gener S.A. (b) (f)...........................................      8.38%       12/18/73      1,657,500
    500,000  AES Gener S.A. (b)...............................................      8.38%       12/18/73        552,500
                                                                                                           ------------
                                                                                                              2,210,000
                                                                                                           ------------
             INSURANCE - 14.8%
    800,000  AG Insurance S.A. N.V. (b).......................................      6.75%         (a)           875,800
  5,150,000  Aquarius + Investments PLC for Swiss Reinsurance
                Co., Ltd. (b).................................................      8.25%         (a)         5,768,000
  3,675,000  Assured Guaranty Municipal Holdings, Inc. (b) (f)................      6.40%       12/15/66      3,087,000
  1,000,000  Aviva PLC........................................................      8.25%         (a)         1,121,825
    500,000  Catlin Insurance Co., Ltd. (b)...................................      7.25%         (a)           471,250
    500,000  Cloverie PLC for Zurich Insurance Co., Ltd. (b)..................      8.25%         (a)           573,813
    500,000  CNP Assurances (b)...............................................      7.50%         (a)           559,784
  3,000,000  Friends Life Holdings PLC (b)....................................      7.88%         (a)         3,408,435
    350,000  Genworth Holdings, Inc. (b)......................................      6.15%       11/15/66        224,000
  2,500,000  La Mondiale SAM (b)..............................................      7.63%         (a)         2,790,312
  3,235,000  Liberty Mutual Group, Inc. (b) (f)...............................      7.00%       03/15/37      3,352,269
    325,000  Liberty Mutual Group, Inc. (b) (f)...............................     10.75%       06/15/58        498,875
  1,000,000  MetLife Capital Trust X (b) (f)..................................      9.25%       04/08/38      1,497,500
    400,000  Mitsui Sumitomo Insurance Co., Ltd. (b) (f)......................      7.00%       03/15/72        482,000
    600,000  Nationwide Financial Services, Inc...............................      6.75%       05/15/37        642,000
  4,000,000  Sirius International Group Ltd. (b) (e)..........................      7.51%         (a)         4,210,000
                                                                                                           ------------
                                                                                                             29,562,863
                                                                                                           ------------
             TOTAL CAPITAL PREFERRED SECURITIES..........................................................    82,467,343
             (Cost $81,075,847)                                                                            ------------


  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
CLOSED-END FUNDS - 0.6%

             CAPITAL MARKETS - 0.6%
     47,740  Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc..................................     1,142,896
                                                                                                           ------------
             TOTAL CLOSED-END FUNDS......................................................................     1,142,896
             (Cost $1,084,765)                                                                             ------------

             TOTAL INVESTMENTS - 97.9%...................................................................   195,339,472
             (Cost $193,398,045) (g)

             NET OTHER ASSETS AND LIABILITIES - 2.1%.....................................................     4,146,894
                                                                                                           ------------
             NET ASSETS - 100.0%.........................................................................  $199,486,366
                                                                                                           ============


Page 10                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)


(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2015. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2015.

(d) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2015, securities noted as such amounted to $21,096,375 or 10.58% of net assets.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,102,658 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,161,231.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                              4/30/2015        PRICES           INPUTS           INPUTS
---------------------------------------------------    -------------   -------------   --------------   --------------
$25 Par Preferred Securities*......................    $ 104,501,610   $ 104,501,610   $           --   $           --
$100 Par Preferred Securities*.....................        3,247,708              --        3,247,708               --
$1,000 Par Preferred Securities*...................        3,979,915              --        3,979,915               --
Capital Preferred Securities*......................       82,467,343              --       82,467,343               --
Closed-End Funds*..................................        1,142,896       1,142,896               --               --
                                                       -------------   -------------   --------------   --------------
Total Investments..................................    $ 195,339,472   $ 105,644,506   $   89,694,966   $           --
                                                       =============   =============   ==============   ==============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at April 30, 2015.


                        See Notes to Financial Statements                Page 11

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value..................................................    $     195,339,472
Receivables:
   Capital shares sold.................................................            6,719,833
   Interest............................................................            1,680,970
   Investment securities sold..........................................            1,203,484
   Dividends...........................................................              260,676
                                                                           -----------------
   Total Assets........................................................          205,204,435
                                                                           -----------------
LIABILITIES:
Due to custodian.......................................................               26,856
Payables:
   Investment securities purchased.....................................            5,565,915
   Investment advisory fees............................................              125,298
                                                                           -----------------
   Total Liabilities...................................................            5,718,069
                                                                           -----------------
NET ASSETS.............................................................    $     199,486,366
                                                                           =================
NET ASSETS CONSIST OF:
Paid-in capital........................................................    $     203,106,377
Par value..............................................................              104,050
Accumulated net investment income (loss)...............................             (238,168)
Accumulated net realized gain (loss) on investments....................           (5,427,320)
Net unrealized appreciation (depreciation) on investments..............            1,941,427
                                                                           -----------------
NET ASSETS.............................................................    $     199,486,366
                                                                           =================
NET ASSET VALUE, per share.............................................    $           19.17
                                                                           =================
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share).......................           10,405,000
                                                                           =================
Investments, at cost...................................................    $     193,398,045
                                                                           =================


Page 12                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

INVESTMENT INCOME:
Dividends..............................................................    $       2,580,786
Interest...............................................................            1,469,066
Foreign tax withholding................................................                4,398
Other..................................................................                    8
                                                                           -----------------
   Total investment income.............................................            4,054,258
                                                                           -----------------
EXPENSES:
Investment advisory fees...............................................              533,367
                                                                           -----------------
   Total expenses......................................................              533,367
                                                                           -----------------
NET INVESTMENT INCOME (LOSS)...........................................            3,520,891
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................               17,071
   In-kind redemptions.................................................               96,498
                                                                           -----------------
Net realized gain (loss)...............................................              113,569
                                                                           -----------------
Net change in unrealized appreciation (depreciation) on investments....            1,493,350
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            1,606,919
                                                                           -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................    $       5,127,810
                                                                           =================


                        See Notes to Financial Statements                Page 13

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE
                                                                             SIX MONTHS            FOR THE YEAR
                                                                          ENDED 4/30/2015             ENDED
                                                                            (UNAUDITED)             10/31/2014
                                                                        --------------------   --------------------
OPERATIONS:
Net investment income (loss).......................................     $          3,520,891   $          3,895,121
Net realized gain (loss)...........................................                  113,569             (2,534,995)
Net change in unrealized appreciation (depreciation)...............                1,493,350              4,543,169
                                                                        --------------------   --------------------
Net increase (decrease) in net assets resulting from operations....                5,127,810              5,903,295
                                                                        --------------------   --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................               (3,948,805)            (3,548,355)
                                                                        --------------------   --------------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..........................................              117,252,508             33,332,529
Cost of shares redeemed............................................               (5,663,344)           (13,691,744)
                                                                        --------------------   --------------------
Net increase (decrease) in net assets resulting from
   shareholder transactions........................................              111,589,164             19,640,785
                                                                        --------------------   --------------------
Total increase (decrease) in net assets............................              112,768,169             21,995,725

NET ASSETS:
Beginning of period................................................               86,718,197             64,722,472
                                                                        --------------------   --------------------
End of period......................................................     $        199,486,366   $         86,718,197
                                                                        ====================   ====================
Accumulated net investment income (loss) at end of period..........     $           (238,168)  $            189,746
                                                                        ====================   ====================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period............................                4,555,000              3,555,000
Shares sold........................................................                6,150,000              1,750,000
Shares redeemed....................................................                 (300,000)              (750,000)
                                                                        --------------------   --------------------
Shares outstanding, end of period..................................               10,405,000              4,555,000
                                                                        ====================   ====================


Page 14                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS                      FOR THE PERIOD
                                                   ENDED                         2/11/2013 (a)
                                                 4/30/2015        YEAR ENDED        THROUGH
                                                (UNAUDITED)       10/31/2014       10/31/2013
                                               --------------    ------------    --------------
Net asset value, beginning of period             $    19.04       $    18.21       $    19.99
                                                 ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.53             1.10             0.65
Net realized and unrealized gain (loss)                0.19             0.76            (1.78)
                                                 ----------       ----------       ----------
Total from investment operations                       0.72             1.86            (1.13)
                                                 ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.59)           (1.03)           (0.62)
Return of capital                                        --               --            (0.03)
                                                 ----------       ----------       ----------
Total distributions                                   (0.59)           (1.03)           (0.65)
                                                 ----------       ----------       ----------
Net asset value, end of period                   $    19.17       $    19.04       $    18.21
                                                 ==========       ==========       ==========
TOTAL RETURN (b)                                       3.85%           10.42%           (5.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $  199,486       $   86,718       $   64,722
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.85% (c)        0.85%            0.85% (c)
Ratio of net investment income (loss) to average
   net assets                                          5.61% (c)        6.06%            5.44% (c)
Portfolio turnover rate (d)                              29%              91%              45%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust Preferred Securities and Income ETF on January 29, 2013 in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 15


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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Preferred Securities and Income ETF (the "Fund"), which trades under the ticker FPE on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities and income-producing debt securities including corporate bonds, high-yield securities and convertible securities. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2015 (UNAUDITED)


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2015, is included with the Fund's Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2015 (UNAUDITED)


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2015, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                               SHARES/                                                % OF
                                                 ACQUISITION     PAR                    CARRYING                       NET
SECURITY                                            DATE        AMOUNT      PRICE         COST           VALUE       ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Sirius International Group Ltd., 7.51%            8/06/14 -
                                                   4/24/15    $4,000,000  $     1.05  $   4,206,720  $   4,210,000    2.11%
Sovereign Real Estate Investment Trust, 12.00%    5/12/14 -
                                                   2/5/15          1,456    1,308.75      1,945,760      1,905,540    0.96
                                                                                      -------------  -------------  ------
                                                                                      $   6,152,480  $   6,115,540    3.07%
                                                                                      =============  =============  ======


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended October 31, 2014 was as follows:

Distributions paid from:
Ordinary income....................................         $    3,548,355
Capital gain.......................................                     --
Return of capital..................................                     --

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income......................         $      432,357
Accumulated capital and other losses...............             (5,759,772)
Net unrealized appreciation (depreciation).........                424,349

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2015 (UNAUDITED)


E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2013 and 2014 remain open to federal and state audit. As of April 30, 2015, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2014, the Fund had non-expiring capital loss carryforwards for federal income tax purposes of $5,759,772.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2014, the Fund had no net ordinary losses.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Stonebridge, an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Stonebridge and its management of the investment of the Fund's assets and will pay Stonebridge for its services as the Fund's sub-advisor. First Trust and Stonebridge are equally responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. Stonebridge receives a sub-advisory fee equal to 0.425% of the average daily net assets of the Fund less Stonebridge's share of the Fund's expenses. The Sub-Advisor's fee is paid by the Advisor out of the Advisor's management fee. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2015 (UNAUDITED)


                      4. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, for the Fund were $91,283,120 and $36,805,505, respectively.

For the period ended April 30, 2015, the cost of in-kind purchases and proceeds from in-kind sales for the Fund was $57,916,522 and $2,893,416, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transaction settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                               6. LINE OF CREDIT

Effective April 25, 2014, the Trust, First Trust Series Fund and First Trust Exchange-Traded Fund IV entered into an $80 million Credit Agreement with the Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. Prior to March 26, 2015, a commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans was charged by Scotia. Effective March 26, 2015, the commitment fee was changed to 0.15%. First Trust allocates the commitment fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2015.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2017.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2015 (UNAUDITED)


                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 20, 2015, the Fund declared a distribution of $0.0790 per share to Common Shareholders of record on May 26, 2015, payable May 29, 2015.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may under certain circumstances effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONCENTRATION RISK. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened if the Fund invests in "high yield" or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying securities in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the securities into depositary receipts and vice versa. Such restrictions may cause the securities of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

FINANCIAL COMPANY RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

HIGH YIELD SECURITIES RISK. High yield securities are subject to greater market fluctuations and risk of loss than securities with higher ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2015 (UNAUDITED)


INCOME RISK. If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

INTEREST RATE RISK. If interest rates rise, the prices of the fixed-rate instruments held by the Fund may fall.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the sub-advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund may invest in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

PREFERRED SECURITIES RISK. Preferred Securities combine some of the characteristics of both common stocks and bonds. Preferred Securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred Securities are also subject to credit risk, interest rate risk and income risk.

REIT RISK. Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund III (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the First Trust Preferred Securities and Income ETF (the "Fund") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust on behalf of the Fund, the Advisor and Stonebridge Advisors LLC (the "Sub-Advisor"). The Board approved the continuation of the Agreements for a one-year period ending March 31, 2016, at a meeting held on March 8-9, 2015. The Board of Trustees determined that the continuation of the Agreements is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2015 (UNAUDITED)


information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for the Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Management Practice Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor with similar investment objectives; expenses of the Fund compared to expense ratios of the funds in the MPI Peer Group; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; fall-out benefits to the Advisor and its affiliates, First Trust Portfolios L.P. ("FTP") and the Sub-Advisor; and a summary of the Advisor's and the Sub-Advisor's compliance programs. Following receipt of this information, the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund's unitary fee.

In reviewing the Agreements, the Board considered the nature, extent and quality of services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered that, unlike most other ETFs to which First Trust currently provides management services, the Fund is not designed to track the performance of an index and the Fund employs an advisor/sub-advisor management structure. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund and reviewed the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. The Board considered the significant asset growth of the First Trust Fund Complex (particularly in ETFs) and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. The Board noted the background and experience of the Sub-Advisor's portfolio management team. The Board noted that its familiarity with the Sub-Advisor is also due to its oversight of four other funds in the First Trust Fund Complex all or a portion of which are sub-advised by the Sub-Advisor. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective and policies.

The Board considered the unitary fee payable by the Fund under the Advisory Agreement, noting that the Fund pays the Advisor a fee equal to an annual rate of 0.85% of its average daily net assets and that the Advisor pays the Sub-Advisor a fee equal to an annual rate of 0.425% of the Fund's average daily net assets from the fee it receives from the Fund. The Board noted that the Advisor and Sub-Advisor are equally responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board also reviewed data prepared by MPI showing the unitary fee for the Fund as compared to the advisory fees and expense ratios of the peer funds in the MPI Peer Group and determined that, because the Fund charges a unitary fee, expense ratios were the most relevant data point. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total (net) expense ratio of the peer funds in the MPI Peer Group. The Independent Trustees discussed with representatives of the Advisor and independent counsel limitations in creating peer groups for actively-managed ETFs and different business models that affect the pricing of services among ETF sponsors. The Board noted that all of the funds in the MPI Peer Group were larger than the Fund - three significantly so. The Board also noted that none of the peer funds had sub-advisors nor were any of the peer funds actively managed. The Board took these limitation and differences into account in considering the MPI data. The Board compared the Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee. The Board also considered information provided by the Sub-Advisor as to the fees it charges for investment advisory services provided to clients with similar investments, and noted both that the fee rate was similar and that the Sub-Advisor does not share in the expenses of the other funds.

The Board considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board reviewed data prepared by MPI comparing the Fund's performance to the MPI Peer Group and to broad-based benchmarks and a blended benchmark. The Board also considered an analysis from the Sub-Advisor regarding the Fund's performance, including a comparison to its blended benchmark and the MPI Peer Group for the one year period ended December 31, 2014 and since its inception on February 11, 2013, which also addressed differences between the Fund and the peer funds, as well as conditions in the preferred securities market during those times.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2015 (UNAUDITED)


On the basis of all the information provided on the unitary fee and performance of the Fund, the Board concluded that the unitary fee for the Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to the Fund under the Advisory Agreement.

The Board noted that the Advisor has made and continues to make significant investments in personnel and infrastructure and considered whether the unitary fee reflects any economies of scale for the benefit of shareholders. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board also considered the costs of the services provided and any profits realized by the Advisor and the Sub-Advisor from serving as investment advisors to the Fund for the period ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board noted that the Fund was not profitable for either the Advisor or the Sub-Advisor for calendar year 2014. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with the Advisor or FTP, and noted that the Sub-Advisor does not utilize soft dollars in connection with its management of the Fund's portfolio. The Board considered the ownership interest of the Advisor in the Sub-Advisor and potential fall-out benefits to the Advisor and the Sub-Advisor from such ownership interest. The Board also considered the Advisor's compensation for fund reporting services provided to the Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

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


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


FIRST TRUST


First Trust Exchange-Traded Fund III

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
187 Danbury Road
Wilton, CT 06897

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund III
------------------------------------

First Trust Managed Municipal ETF (FMB)


Semi-Annual Report
     For the
 Six Months Ended
  April 30, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Portfolio Management.......................................................    5
Understanding Your Fund Expenses...........................................    6
Portfolio of Investments...................................................    7
Statement of Assets and Liabilities........................................   11
Statement of Operations....................................................   12
Statements of Changes in Net Assets........................................   13
Financial Highlights.......................................................   14
Notes to Financial Statements..............................................   15
Additional Information.....................................................   20

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report (First Trust Managed Municipal ETF hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2015

Dear Shareholders:

Thank you for your investment in First Trust Managed Municipal ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2015. Additionally, First Trust compiles the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)

The primary investment objective of First Trust Managed Municipal ETF (the "Fund") is to generate current income that is exempt from regular federal income taxes, and its secondary objective is long-term capital appreciation. The Fund lists and principally trades its shares on The NASDAQ(R) Stock Market, LLC under the ticker symbol "FMB". Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities that pay interest that is exempt from regular federal income taxes.

-----------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------
                                                                                      CUMULATIVE
                                                                                     TOTAL RETURNS
                                                          6 Months Ended          Inception (5/13/14)
                                                             4/30/15                  to 4/30/15
FUND PERFORMANCE
NAV                                                           2.24%                      5.85%
Market Price                                                  2.09%                      6.46%

INDEX PERFORMANCE
Barclays Municipal 10-Year Revenue Index                      0.92%                      3.91%
-----------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)

-------------------------------------------------------
SECTOR ALLOCATION AS OF APRIL 30, 2015
-------------------------------------------------------
                                          % OF TOTAL
                                         INVESTMENTS
SECTOR                                 (INCLUDING CASH)
Continuing Care Retirement Communities      18.4%
Insured                                     11.6
Hospital                                    10.1
Student Housing                              7.8
Education                                    7.3
Gas                                          6.6
Utility                                      6.5
Higher Education                             6.5
Special Assessment                           4.9
Cash                                         4.2
Airport                                      3.0
Mass Transit                                 3.0
Industrial Development Bond                  2.7
Government Obligation Bond -
   Unlimited Tax                             2.4
Government Obligation Bond -
   Limited Tax                               1.2
Pre-refunded/Escrowed-to-maturity            1.2
Tobacco                                      1.2
Port                                         0.8
Tax Increment                                0.6
                                           ------
     Total                                 100.0%
                                           ======

-------------------------------------------------------
CREDIT QUALITY AS OF APRIL 30, 2015
-------------------------------------------------------
                                          % OF TOTAL
                                         INVESTMENTS
CREDIT RATING(1)                       (INCLUDING CASH)
AA                                          16.3%
A                                           25.1
BBB                                         31.2
BB                                           6.7
B                                            3.5
Not Rated                                   13.0
Cash                                         4.2
                                           ------
     Total                                 100.0%
                                           ======

(1) The credit quality information presented reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 13, 2014 - APRIL 30, 2015

                First Trust Managed         Barclays Municipal
                   Municipal ETF           10-Year Revenue Index
5/13/14               $10,000                     $10,000
10/31/14               10,353                      10,297
4/30/15                10,585                      10,392


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 14, 2014 (commencement of trading) through April 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
5/14/14 - 10/31/14            2             10              0            0
11/1/14 - 4/30/15            79              5              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
5/14/14 - 10/31/14           64             43              0            0
11/1/14 - 4/30/15            39              0              0            0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015


                               INVESTMENT MANAGER

The First Trust Advisors L.P. ("First Trust") Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA and Johnathan Wilhelm who serve as senior portfolio managers of the First Trust Managed Municipal ETF (the "Fund"). Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Fund, the team manages/consults for a variety of investment portfolios and separately managed accounts.

                           PORTFOLIO MANAGEMENT TEAM

TOM FUTRELL, CFA; SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
JOHNATHAN N. WILHELM, SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2015 (UNAUDITED)

As a shareholder of First Trust Managed Municipal ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE         DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH           SIX-MONTH
                                                 NOVEMBER 1, 2014     APRIL 30, 2015         PERIOD            PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MANAGED MUNICIPAL ETF
Actual                                              $1,000.00           $1,022.40             0.65%               $3.26
Hypothetical (5% return before expenses)            $1,000.00           $1,021.57             0.65%               $3.26


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2014 through April 30, 2015), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2015 (UNAUDITED)

 PRINCIPAL                                                                         STATED        STATED
   VALUE                                DESCRIPTION                                COUPON       MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
MUNICIPAL BONDS - 95.8%

             ARIZONA - 1.0%
$   200,000  Student & Academic Svcs LLC AZ Lease Rev Northern AZ
                Capital Facs Fin Corp, BAM....................................      5.00%       06/01/21   $    232,282
                                                                                                           ------------
             CALIFORNIA - 4.3%
     75,000  CA St Hlth Facs Fing Auth Rev Ref Insd Marshall Med Ctr..........      5.00%       11/01/25         87,983
    275,000  Golden St Tobacco Securitization Corp. CA Tobacco Settlement
                Asset-Backed Sr, Ser A-1......................................      4.50%       06/01/27        267,253
    210,000  La Verne CA Brethren Hillcrest Homes, COP........................      5.00%       05/15/22        239,144
    125,000  Riverside Cnty CA Redev Agy Desert Cmntys Proj Area, Ser D.......      5.00%       10/01/20        141,314
    295,000  Rohnert Park CA Cmnty Dev Agy Capital Appreciation Rohnert
                Redev Proj, NATL-RE...........................................       (a)        08/01/20        253,564
                                                                                                           ------------
                                                                                                                989,258
                                                                                                           ------------
             COLORADO - 7.7%
    500,000  CO St Edl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ
                Lab Bldg Corp. (b)............................................      5.00%       12/15/28        523,035
    250,000  CO St Hlth Facs Auth Rev Ref Covenant Retirement Cmntys,
                Ser A.........................................................      5.00%       12/01/22        282,195
    605,000  CO St Hlth Facs Auth Rev Ref Covenant Retirement Cmntys,
                Ser A.........................................................      5.00%       12/01/27        663,631
     55,000  E-470 CO Pub Highway Auth Capital Appreciation Sr, Ser B,
                NATL-RE.......................................................       (a)        09/01/22         44,353
    250,000  Harvest Junction CO Met Dist Ref & Impt..........................      5.00%       12/01/30        271,285
                                                                                                           ------------
                                                                                                              1,784,499
                                                                                                           ------------
             FLORIDA - 8.5%
    225,000  Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Academy &
                Cornerstone Chrt High Sch.....................................      5.50%       10/01/22        234,140
    605,000  Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs, Ser A,
                AGM, AMT (c)..................................................      5.00%       04/01/22        709,580
     25,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc. Proj, Ser A....      5.00%       08/15/19         28,005
    410,000  Miami-Dade Ctny FL Indl Dev Auth Nccd-Biscayne Pptys, Ser A......      4.00%       06/01/20        435,900
    500,000  Palm Beach Cnty FL Hlth Facs Auth Rev Ref Lifespace
                Communities, Ser C............................................      5.00%       05/15/21        572,245
                                                                                                           ------------
                                                                                                              1,979,870
                                                                                                           ------------
             GEORGIA - 2.3%
    500,000  Cobb Cnty GA Dev Auth Student Hsg Rev Junior Kennesaw St
                Univ Ref, Ser C...............................................      5.00%       07/15/30        543,535
                                                                                                           ------------
             GUAM - 1.6%
    325,000  Guam Power Auth Rev Ref, Ser A, AGM (c)..........................      5.00%       10/01/20        379,704
                                                                                                           ------------
             HAWAII - 0.8%
    170,000  HI St Dept of Budget & Fin Spl Purpose Rev Ref HI Pacific Hlth
                Oblig Group, Ser B...........................................       5.00%       07/01/30        191,417
                                                                                                           ------------
             IDAHO - 3.5%
    500,000  ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D................       5.00%       12/01/33        553,545
    250,000  ID St Hsg & Fin Assn Nonprofit Facs Rev, Ser A..................       5.00%       06/01/35        251,170
                                                                                                           ------------
                                                                                                                804,715
                                                                                                           ------------
             ILLINOIS - 0.2%
     25,000  IL St Fin Auth Rev Central Dupage Hlth...........................      5.00%       11/01/27         28,458
     15,000  IL St Fin Auth Rev Ref Lutheran Hillside Village.................      5.13%       02/01/26         15,585
                                                                                                           ------------
                                                                                                                 44,043
                                                                                                           ------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

 PRINCIPAL                                                                         STATED        STATED
   VALUE                                DESCRIPTION                                COUPON       MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
MUNICIPAL BONDS (CONTINUED)

             INDIANA - 3.1%
$   350,000  IN St Fin Auth Rev BHI Sr Living.................................      5.50%       11/15/26   $    396,421
    250,000  IN St Fin Auth Rev Greencroft Oblig Group, Ser A.................      5.75%       11/15/28        276,210
     40,000  IN St Fin Auth Rev Greencroft Oblig Group, Ser A.................      6.00%       11/15/28         44,902
                                                                                                           ------------
                                                                                                                717,533
                                                                                                           ------------
             IOWA - 0.5%
    100,000  IA St Fin Auth Midwestern Disaster Area Rev IA Fertilizer
                Co Proj.......................................................      5.50%       12/01/22        106,901
                                                                                                           ------------
             KENTUCKY - 1.5%
    300,000  KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE...............      5.00%       09/01/22        349,671
                                                                                                           ------------
             MARYLAND - 0.8%
    170,000  MD St Econ Dev Corp Econ Dev Rev Transn Facs Proj, Ser A.........      5.38%       06/01/25        185,599
                                                                                                           ------------
             MASSACHUSETTS - 0.7%
    140,000  MA St Dev Fin Agy Rev Simmons Collateral, Ser H, XLCA............      5.25%       10/01/26        166,356
                                                                                                           ------------
             MICHIGAN - 0.8%
    175,000  MI St Fin Auth Rev Detroit Sch Dist..............................      5.50%       06/01/21        195,253
                                                                                                           ------------
             MINNESOTA - 3.2%
    460,000  Hugo MN Chrt Sch Lease Rev Noble Academy Proj, Ser A.............      4.00%       07/01/21        489,661
    250,000  Minneapolis MN Student Hsg Rev Riverton Cmnty Hsg Proj Ref.......      3.50%       08/01/20        252,137
                                                                                                           ------------
                                                                                                                741,798
                                                                                                           ------------
             MISSISSIPPI - 0.8%
    155,000  MS St Dev Bank Spl Oblig Magnolia Regional Hlth Ctr Proj,
                Ser A.........................................................      6.25%       10/01/26        182,867
                                                                                                           ------------
             MISSOURI - 2.3%
    500,000  MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Sr............      5.38%       02/01/35        539,450
                                                                                                           ------------
             NEBRASKA - 3.6%
    750,000  Central Plains Energy Proj NE Gas Proj Rev Proj #3...............      5.00%       09/01/27        843,195
                                                                                                           ------------
             NEVADA - 2.3%
    490,000  Las Vegas NV Spl Impt Dist #808 & #810 Ref.......................      5.00%       06/01/22        527,412
                                                                                                           ------------
             NEW JERSEY - 4.8%
    315,000  NJ St Econ Dev Auth Rev Lions Gate Proj..........................      4.00%       01/01/20        321,294
     80,000  NJ St Hlth Care Facs Fing Auth Rev Ref Barnabas Hlth, Ser A......      4.63%       07/01/23         89,932
    600,000  NJ St Transit Corp, Ser A, GAN...................................      5.00%       09/15/21        692,652
                                                                                                           ------------
                                                                                                              1,103,878
                                                                                                           ------------
             NEW YORK - 1.9%
    200,000  Cattaraugus Cnty NY Capital Resource Corp Rev St Bonaventure
                Univ Proj.....................................................      5.00%       05/01/23        226,406
     85,000  NY St Dorm Auth Revs Non St Supported Debt Pace Univ, Ser A......      5.00%       05/01/23         96,094
    100,000  Suffolk Cnty NY Econ Dev Corp Rev Catholic Hlth Svcs.............      5.00%       07/01/28        112,236
                                                                                                           ------------
                                                                                                                434,736
                                                                                                           ------------
             NORTH DAKOTA - 1.2%
    225,000  Burleigh Cnty ND Hlth Care Rev St Alexius Med Ctr Proj,
                Ser A.........................................................      5.00%       07/01/22        269,379
                                                                                                           ------------
             OHIO - 1.7%
    125,000  Butler Cnty OH Hosp Facs Kettering Hlth Network Oblig............      5.00%       04/01/25        142,497
    230,000  Southeastern OH Port Auth Hosp Facs Rev Ref Mem Hlth Sys.........      5.00%       12/01/23        247,064
                                                                                                           ------------
                                                                                                                389,561
                                                                                                           ------------
             OKLAHOMA - 2.0%
    310,000  Tulsa OK Arpts Impt Trust Ref, Ser A, AMT, BAM...................      5.00%       06/01/23        351,534


Page 8                  See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

 PRINCIPAL                                                                         STATED        STATED
   VALUE                                DESCRIPTION                                COUPON       MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
MUNICIPAL BONDS (CONTINUED)

             OKLAHOMA (CONTINUED)
$   100,000  Tulsa OK Arpts Impt Trust Ref, Ser D, BAM........................      5.00%       06/01/28   $    108,169
                                                                                                           ------------
                                                                                                                459,703
                                                                                                           ------------
             PENNSYLVANIA - 6.0%
    500,000  Beaver Cnty PA Indl Dev Auth Ref Firstenergy Nuclear,
                Ser B (d).....................................................      3.50%       06/01/20        518,355
    225,000  Dallas PA Area Muni Auth Univ Rev Ref Misericordia Univ Proj.....      5.00%       05/01/21        253,573
    500,000  Middletown PA Sch Dist, Ser A....................................      5.00%       03/01/28        567,860
     50,000  Montgomery Cnty PA Indl Dev Auth Acts Retirement Life Cmntys
                Ref...........................................................      5.00%       11/15/29         54,376
                                                                                                           ------------
                                                                                                              1,394,164
                                                                                                           ------------
             PUERTO RICO - 0.8%
    190,000  Puerto Rico Indl Tourist Edl Med & Envir Control Fac Ref Univ
                Sacred Heart..................................................      5.00%       10/01/22        184,500
                                                                                                           ------------
             SOUTH CAROLINA - 4.4%
    745,000  Piedmont SC Muni Power Agy Elec Rev Ref, Ser A-3.................      5.00%       01/01/23        841,798
    150,000  SC St Jobs-Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A,
                AGM (c).......................................................      5.50%       08/01/24        179,089
                                                                                                           ------------
                                                                                                              1,020,887
                                                                                                           ------------
             SOUTH DAKOTA - 0.1%
     30,000  SD St Hlth & Edl Facs Auth Avera Hlth, Ser B.....................      5.50%       07/01/35         33,233
                                                                                                           ------------
             TENNESSEE - 3.0%
    600,000  Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref, Ser B, AMT........      5.75%       07/01/23        698,484
                                                                                                           ------------
             TEXAS - 14.1%
    600,000  Flower Mound TX Spl Assmt Rev River Walk Pub Impt Dist #1........      6.13%       09/01/28        614,130
    500,000  Houston TX Arpt Sys Rev Ref United Airls Inc. Terminal E Proj,
                AMT...........................................................      4.50%       07/01/20        530,650
    290,000  New Hope Cultural Ed Facs Fin Corp TX Retirement Fac Rev
                Wesleyan Homes Inc. Proj......................................      5.00%       01/01/24        301,252
    500,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev CHF
                Collegiate Hsg Galveston I LLC TX A&M Univ Galveston..........      5.00%       04/01/22        567,950
    480,000  Red River TX Hlth Facs Dev Corp Retirement Fac Rev MRC
                Crestview, Ser A..............................................      7.75%       11/15/31        568,579
    600,000  TX St Muni Gas Acquisition & Supply Corp III Gas Supply Rev......      5.00%       12/15/24        687,690
                                                                                                           ------------
                                                                                                              3,270,251
                                                                                                           ------------
             WASHINGTON - 3.8%
    155,000  Mason Cnty WA Pub Utility Dist #1 Sys............................      3.50%       12/01/21        159,030
    110,000  Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A................      5.00%       12/01/22        124,800
     25,000  Skagit Cnty WA Pub Hosp Dist #1 Skagit Valley Hosp...............      5.00%       12/01/20         28,149
    500,000  WA St Hlth Care Facs Auth WA Central WA Hlth Svcs................      6.00%       07/01/19        576,980
                                                                                                           ------------
                                                                                                                888,959
                                                                                                           ------------
             WISCONSIN - 2.5%
    500,000  WI St Hlth & Edl Facs Auth Rev Ref Marquette Univ................      5.00%       10/01/28        570,940
                                                                                                           ------------
             TOTAL INVESTMENTS - 95.8%...................................................................    22,224,033
             (Cost $21,727,219) (e)

             NET OTHER ASSETS AND LIABILITIES - 4.2%.....................................................       975,402
                                                                                                           ------------
             NET ASSETS - 100.0%.........................................................................  $ 23,199,435
                                                                                                           ============


                        See Notes to Financial Statements                 Page 9

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

(a)   Zero coupon bond.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2015, securities noted as such amounted to $523,035 or 2.25% of net assets.

(c) The following table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the net assets of the Fund. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                Entity                                     Percentage
                -----------------------------------------------------
                Assured Guaranty Municipal Corp.              5.5%

(d) Security has a mandatory put by the holder. Maturity date reflects such put.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $511,548 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,734.

           AGM  Assured Guaranty Municipal Corp.
           AMT  Alternative Minimum Tax
           BAM  Building America Mutual
           COP  Certificates of Participation
           GAN  Grant Anticipation Notes
       NATL-RE  National Public Finance Guarantee Corp.
          XLCA  Syncora Guarantee Inc.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                              4/30/2015        PRICES           INPUTS           INPUTS
---------------------------------------------------    -------------   -------------   --------------   --------------
Municipal Bonds*...................................    $  22,224,033   $          --   $   22,224,033   $           --
                                                       =============   =============   ==============   ==============


* See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.


Page 10                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value..................................................    $      22,224,033
Cash...................................................................              978,699
Receivables:
   Investment securities sold..........................................              884,475
   Interest............................................................              253,886
                                                                           -----------------
   Total Assets........................................................           24,341,093
                                                                           -----------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................            1,129,188
   Investment advisory fees............................................               12,470
                                                                           -----------------
   Total Liabilities...................................................            1,141,658
                                                                           -----------------
NET ASSETS.............................................................    $      23,199,435
                                                                           =================
NET ASSETS CONSIST OF:
Paid-in capital........................................................    $      22,554,274
Par value..............................................................                4,500
Accumulated net investment income (loss)...............................                6,040
Accumulated net realized gain (loss) on investments....................              137,807
Net unrealized appreciation (depreciation) on investments..............              496,814
                                                                           -----------------
NET ASSETS.............................................................    $      23,199,435
                                                                           =================
NET ASSET VALUE, per share.............................................    $           51.55
                                                                           =================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................              450,002
                                                                           =================
Investments, at cost...................................................    $      21,727,219
                                                                           =================


                        See Notes to Financial Statements                Page 11

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................    $         352,782
                                                                           -----------------
   Total investment income.............................................              352,782
                                                                           -----------------
EXPENSES:
Investment advisory fees...............................................               68,836
                                                                           -----------------
   Total expenses......................................................               68,836
                                                                           -----------------
NET INVESTMENT INCOME (LOSS)...........................................              283,946
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.............................              137,807
   Net change in unrealized appreciation (depreciation) on investments.               42,496
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              180,303
                                                                           -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................    $         464,249
                                                                           =================


Page 12                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE             FOR THE PERIOD
                                                                             SIX MONTHS ENDED        5/13/2014 (a)
                                                                                4/30/2015               THROUGH
                                                                               (UNAUDITED)             10/31/2014
                                                                           --------------------   --------------------
OPERATIONS:
Net investment income (loss)...........................................    $            283,946   $            225,551
Net realized gain (loss)...............................................                 137,807                  2,805
Net change in unrealized appreciation (depreciation)...................                  42,496                454,318
                                                                           --------------------   --------------------
Net increase (decrease) in net assets resulting from operations........                 464,249                682,674
                                                                           --------------------   --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................                (287,501)              (218,761)
Return of capital......................................................                      --                (39,240)
                                                                           --------------------   --------------------
Total distributions to shareholders....................................                (287,501)              (258,001)
                                                                           --------------------   --------------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................               2,577,914             20,020,100
Cost of shares redeemed................................................                      --                     --
                                                                           --------------------   --------------------
Net increase (decrease) in net assets resulting from
shareholder transactions...............................................               2,577,914             20,020,100
                                                                           --------------------   --------------------
Total increase (decrease) in net assets................................               2,754,662             20,444,773

NET ASSETS:
Beginning of period....................................................              20,444,773                     --
                                                                           --------------------   --------------------
End of period..........................................................    $         23,199,435   $         20,444,773
                                                                           ====================   ====================
Accumulated net investment income (loss) at end of period..............    $              6,040   $              9,595
                                                                           ====================   ====================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................                 400,002                     --
Shares sold............................................................                  50,000                400,002
Shares redeemed........................................................                      --                     --
                                                                           --------------------   --------------------
Shares outstanding, end of period......................................                 450,002                400,002
                                                                           ====================   ====================


(a) Inception date is May 13, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 13

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               SIX MONTHS       FOR THE PERIOD
                                                 ENDED          5/13/2014 (a)
                                               4/30/2015           THROUGH
                                              (UNAUDITED)         10/31/2014
                                             --------------     --------------

Net asset value, beginning of period           $    51.11         $    50.00
                                               ----------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.68               0.56
Net realized and unrealized gain (loss)              0.45               1.20
                                               ----------         ----------
Total from investment operations                     1.13               1.76
                                               ----------         ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.69)             (0.55)
Return of capital                                      --              (0.10)
                                               ----------         ----------
Total distributions                                 (0.69)             (0.65)
                                               ----------         ----------
Net asset value, end of period                 $    51.55         $    51.11
                                               ==========         ==========
TOTAL RETURN (b)                                     2.24%              3.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   23,199         $   20,445
Ratio of total expenses to average net assets        0.65% (c)          0.65% (c)
Ratio of net investment income (loss) to
   average net assets                                2.68% (c)          2.40% (c)
Portfolio turnover rate (d)                            60%                69%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 14                 See Notes to Financial Statements


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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2015 (UNAUDITED)


                               1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of four funds that are currently offering shares. This report covers the First Trust Managed Municipal ETF (the "Fund"), which trades under the ticker FMB on The NASDAQ(R) Stock Market, LLC ("NASDAQ"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The primary investment objective of the Fund is to generate current income that is exempt from regular federal income taxes and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2015 (UNAUDITED)


      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security; and

      10)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2015 (UNAUDITED)


C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended October 31, 2014 was as follows:


Distributions paid from:
Ordinary income....................................         $      8,427
Tax-exempt income..................................              210,334
Return of capital..................................               39,240

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:


Undistributed ordinary income......................         $         --
Accumulated capital and other losses...............                   --
Net unrealized appreciation (depreciation).........              463,913

D. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

In addition, the Fund intends to invest in such municipal securities to allow it to pay shareholders "exempt dividends" as defined in the Internal Revenue Code.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2014 remains open to federal and state audit. As of April 30, 2015, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2014, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2015 (UNAUDITED)


12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $14,812,237 and $12,220,315, respectively.

For the six months ended April 30, 2015, the Fund had no in-kind transactions.

                                 5. BORROWINGS

Effective March 26, 2015, the Fund was added to an $80 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. The Credit Agreement is to be used as a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans is charged by Scotia, which First Trust allocates amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the period ended April 30, 2015.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transaction settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2015 (UNAUDITED)


Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before May 15, 2016.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                9. ADOPTION OF NON-FUNDAMENTAL INVESTMENT POLICY

On March 27, 2015, the Board of Trustees of the Fund approved the adoption of a non-fundamental investment policy regarding the Fund's ability to invest in other investment companies (the "Policy"). Pursuant to the Policy, beginning on or about June 7, 2015, the Fund will not rely on Section 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act of 1940, as amended, to invest in other investment companies.

                              10. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 20, 2015, the Fund declared a distribution of $0.115 per share to shareholders of record on May 26, 2015, payable May 29, 2015.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

ALTERNATIVE MINIMUM TAX RISK. The Fund has no limit as to the amount that can be invested in alternative minimum tax bonds. Therefore, all or a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by issuers that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the securities in the Fund will decline because of rising market interest rates. When interest rates change, the values of longer duration debt securities usually change more than the values of shorter duration debt securities.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2015 (UNAUDITED)


MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in bond prices. Also, certain of these factors may affect the liquidity of the bonds in the Fund's portfolio and make it more difficult for the Fund to sell them. Overall security values could decline generally or could underperform other investments.

MUNICIPAL LEASE OBLIGATIONS RISK. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940 Act (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

POLITICAL AND ECONOMIC RISKS. The values of Municipal Securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

TAX RISK. Interest income from Municipal Securities is normally not subject to regular federal income tax, but income from Municipal Securities held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. Consequently, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from Municipal Securities.

ZERO COUPON BONDS RISK. Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

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


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


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


FIRST TRUST


First Trust Exchange-Traded Fund III

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED FUND III
------------------------------------

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)

   SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED
     APRIL 30, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Understanding Your Fund Expenses...........................................    5
Portfolio of Investments...................................................    6
Statement of Assets and Liabilities........................................   13
Statement of Operations....................................................   14
Statements of Changes in Net Assets........................................   15
Financial Highlights.......................................................   16
Notes to Financial Statements..............................................   17
Additional Information.....................................................   22

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report for the First Trust Long/Short Equity ETF (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2015

Dear Shareholders:

Thank you for your investment in First Trust Long/Short Equity ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2015. Additionally, First Trust compiles the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)

The investment objective of First Trust Long/Short Equity ETF (the "Fund") is to seek to provide investors with long-term total return. The Fund pursued its objective by establishing long and short positions in a portfolio of Equity Securities (as defined below). Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be exposed to U.S. exchange-listed equity securities of U.S. and foreign companies by investing in such securities directly and/or in U.S. exchange-traded funds ("ETFs") that provide exposure to such securities. The securities of the companies and ETFs in which the Fund will invest are referred to collectively as "Equity Securities." The Equity Securities held by the Fund may include U.S. exchange-listed equity securities of foreign issuers, as well as investments in the equity securities of foreign issuers that are in the form of depositary receipts.

The Fund takes long and short positions in Equity Securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling is a technique that will be used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying an identical security back at a later date to return to that third party.

Having both long and short positions in an equity security portfolio is a common way to create returns that are independent of market moves. One advantage of a long and short portfolio is that the long and short positions may offset one another in a manner that results in a lower net exposure to the direction of the market. In addition, cash balances arising from the use of short selling typically will be held in money market instruments.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                              CUMULATIVE
                                                            TOTAL RETURNS
                             6 Months Ended               Inception (9/8/14)
                                4/30/15                       to 4/30/15
FUND PERFORMANCE
NAV                              6.96%                          8.94%
Market Price                     6.95%                          9.08%

INDEX PERFORMANCE
S&P 500(R) Index                 4.40%                          5.50%
--------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market price returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF APRIL 30, 2015
-----------------------------------------------------------
SECTOR                                      %*
Information Technology                     24.1%
Financials                                 16.9
Consumer Staples                           12.4
Health Care                                12.2
Industrials                                11.2
Consumer Discretionary                     10.2
Energy                                      7.8
Telecommunication                           2.8
Materials                                   2.4
                                         -------
     Total                                100.0%
                                         =======

* Represents % of long-term investments and securities sold short.

-----------------------------------------------------------
TOP TEN LONG-TERM PORTFOLIO HOLDINGS AS OF APRIL 30, 2015
-----------------------------------------------------------
SECURITY                              % OF NET ASSETS
Apple, Inc.                                 3.9%
Reynolds American, Inc.                     3.6
Altria Group, Inc.                          3.4
Boeing (The) Co.                            3.3
Novo Nordisk A/S, ADR                       3.0
Express Scripts Holding Co.                 2.7
TransDigm Group, Inc.                       2.4
Annaly Capital Management, Inc.             2.4
Fifth Third Bancorp                         2.3
CIT Group, Inc.                             2.1
                                         -------
     Total                                 29.1%
                                         =======

-----------------------------------------------------------
TOP TEN SECURITIES SOLD SHORT AS OF APRIL 30, 2015
-----------------------------------------------------------
SECURITY                             % OF NET ASSETS
SPDR S&P 500 ETF Trust                     -1.2%
Horizon Pharma Plc                         -0.5
Microsoft Corp.                            -0.5
Cheniere Energy Partners L.P.              -0.4
Southern Copper Corp.                      -0.4
Seaspan Corp.                              -0.4
Omnicell, Inc.                             -0.4
Telephone & Data Systems, Inc.             -0.4
New York Community Bancop, Inc.            -0.4
Telefonica S.A. ADR                        -0.4
                                         -------
     Total                                 -5.0%
                                         =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       SEPTEMBER 8, 2014 - APRIL 30, 2015

            First Trust Long/Short Equity ETF      S&P 500 Index
9/8/14                   $10,000                      $10,000
10/31/14                  10,186                       10,105
4/30/15                   10,895                       10,550


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 9, 2014 (commencement of trading) through April 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
9/9/14 - 10/31/14            23              3              0            0
11/1/14 - 4/30/15            74              6              0            1

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
9/9/14 - 10/31/14             9              4              0            0
11/1/14 - 4/30/15            31             11              0            0

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2015 (UNAUDITED)


As a shareholder of First Trust Long/Short Equity ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                    BEGINNING             ENDING         EXPENSE RATIO        EXPENSES PAID
                                                  ACCOUNT VALUE       ACCOUNT VALUE       BASED ON THE       DURING THE SIX-
                                                 NOVEMBER 1, 2014     APRIL 30, 2015    SIX-MONTH PERIOD    MONTH PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LONG/SHORT EQUITY ETF
Actual                                              $1,000.00           $1,069.60            0.95%                $4.87
Hypothetical (5% return before expenses)            $1,000.00           $1,020.08            0.95%                $4.76


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2014 through April 30, 2015), and multiplied by 181/365.

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2015 (UNAUDITED)

  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
COMMON STOCKS - 92.9%
             AEROSPACE & DEFENSE - 7.7%
      3,360  Boeing (The) Co.............................................................................  $    481,622
      1,872  Northrop Grumman Corp.......................................................................       288,363
      1,683  TransDigm Group, Inc. (a)...................................................................       357,015
                                                                                                           ------------
                                                                                                              1,127,000
                                                                                                           ------------
             AIRLINES - 0.4%
      1,123  Delta Air Lines, Inc. (a)...................................................................        50,131
        277  Southwest Airlines Co. (a)..................................................................        11,235
                                                                                                           ------------
                                                                                                                 61,366
                                                                                                           ------------
             AUTO COMPONENTS - 0.2%
        783  Cooper Tire & Rubber Co.....................................................................        33,270
                                                                                                           ------------
             BANKS - 5.8%
      6,891  CIT Group, Inc..............................................................................       310,302
      1,610  Customers Bancorp, Inc. (b).................................................................        40,588
     16,819  Fifth Third Bancorp (a).....................................................................       336,380
      2,567  FirstMerit Corp.............................................................................        49,723
        657  U.S. Bancorp (a)............................................................................        28,165
      1,689  UMB Financial Corp..........................................................................        84,095
                                                                                                           ------------
                                                                                                                849,253
                                                                                                           ------------
             BIOTECHNOLOGY - 2.2%
        366  Amgen, Inc. (a).............................................................................        57,795
      2,666  Gilead Sciences, Inc. (a)...................................................................       267,960
                                                                                                           ------------
                                                                                                                325,755
                                                                                                           ------------
             CHEMICALS - 1.0%
        640  Innospec, Inc...............................................................................        27,968
      1,161  LyondellBasell Industries NV (a)............................................................       120,187
                                                                                                           ------------
                                                                                                                148,155
                                                                                                           ------------
             CONTAINERS & PACKAGING - 0.8%
      2,423  Berry Plastics Group, Inc. (a) (b)..........................................................        82,915
      1,960  Graphic Packaging Holding Co................................................................        27,636
                                                                                                           ------------
                                                                                                                110,551
                                                                                                           ------------
             DIVERSIFIED CONSUMER SERVICES - 0.2%
      2,060  LifeLock, Inc. (b)..........................................................................        30,097
                                                                                                           ------------
             DIVERSIFIED FINANCIAL SERVICES - 2.0%
      5,442  Citigroup, Inc. (a).........................................................................       290,167
                                                                                                           ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
      5,501  Consolidated Communications Holdings, Inc. (a)..............................................       115,906
                                                                                                           ------------
             ELECTRICAL EQUIPMENT - 0.2%
        519  AMETEK, Inc. (a)............................................................................        27,206
                                                                                                           ------------
             FOOD & STAPLES RETAILING - 2.2%
      2,023  Costco Wholesale Corp. (a)..................................................................       289,390
        350  Wal-Mart Stores, Inc. (a)...................................................................        27,318
                                                                                                           ------------
                                                                                                                316,708
                                                                                                           ------------
             FOOD PRODUCTS - 1.5%
      1,568  Hormel Foods Corp...........................................................................        85,221
      1,198  Pilgrim's Pride Corp........................................................................        29,590
      2,734  Pinnacle Foods, Inc. (a)....................................................................       110,864
                                                                                                           ------------
                                                                                                                225,675
                                                                                                           ------------


Page 6                  See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
      1,091  Stryker Corp. (a)...........................................................................  $    100,634
                                                                                                           ------------
             HEALTH CARE PROVIDERS & SERVICES - 5.3%
      1,600  Amsurg Corp. (b)............................................................................       100,352
      4,521  Express Scripts Holding Co. (b).............................................................       390,614
        289  Henry Schein, Inc. (a) (b)..................................................................        39,622
      3,423  MEDNAX, Inc. (a) (b)........................................................................       242,280
                                                                                                           ------------
                                                                                                                772,868
                                                                                                           ------------
             HOTELS, RESTAURANTS & LEISURE - 1.9%
     11,772  La Quinta Holdings, Inc. (a) (b)............................................................       283,470
                                                                                                           ------------
             HOUSEHOLD DURABLES - 2.4%
         57  NVR, Inc. (b)...............................................................................        75,610
      2,411  PulteGroup, Inc.............................................................................        46,532
      4,463  Toll Brothers, Inc. (a) (b).................................................................       158,615
      1,018  Tupperware Brands Corp......................................................................        68,064
                                                                                                           ------------
                                                                                                                348,821
                                                                                                           ------------
             INDUSTRIAL CONGLOMERATES - 0.3%
        276  Roper Industries, Inc. (a)..................................................................        46,415
                                                                                                           ------------
             INTERNET & CATALOG RETAIL - 3.4%
        286  Amazon.com, Inc. (b)........................................................................       120,629
      2,186  Liberty Media Corp. - Interactive, Class A (a) (b)..........................................        62,869
      2,558  Liberty Ventures (a) (b)....................................................................       106,618
      1,816  PetMed Express, Inc.........................................................................        28,747
        150  priceline.com, Inc. (a) (b).................................................................       185,672
                                                                                                           ------------
                                                                                                                504,535
                                                                                                           ------------
             INTERNET SOFTWARE & SERVICES - 2.4%
      1,835  eBay, Inc. (a) (b)..........................................................................       106,907
        623  Envestnet, Inc. (b).........................................................................        31,935
      3,313  VeriSign, Inc. (a) (b)......................................................................       210,409
                                                                                                           ------------
                                                                                                                349,251
                                                                                                           ------------
             IT SERVICES - 3.8%
        512  Accenture PLC, Class A (a)..................................................................        47,437
        425  Global Payments, Inc........................................................................        42,619
      3,177  Syntel, Inc. (a) (b)........................................................................       143,028
      3,212  Visa, Inc., Class A (a).....................................................................       212,153
      5,623  Western Union Co. (a).......................................................................       114,034
                                                                                                           ------------
                                                                                                                559,271
                                                                                                           ------------
             MACHINERY - 2.9%
      4,032  AGCO Corp...................................................................................       207,688
      3,014  Allison Transmission Holdings, Inc. (a).....................................................        92,470
        270  Middleby (The) Corp. (b)....................................................................        27,362
      1,089  Trinity Industries, Inc.....................................................................        29,501
      1,257  Watts Water Technologies, Inc...............................................................        68,569
                                                                                                           ------------
                                                                                                                425,590
                                                                                                           ------------
             METALS & MINING - 0.8%
      1,432  Steel Dynamics, Inc.........................................................................        31,690
      1,781  SunCoke Energy, Inc. (a)....................................................................        31,221
      2,468  Ternium S.A., ADR...........................................................................        52,322
                                                                                                           ------------
                                                                                                                115,233
                                                                                                           ------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS - 2.1%
        900  PBF Energy, Inc.............................................................................  $     25,542
      2,202  PetroChina Co., Ltd., ADR...................................................................       283,882
                                                                                                           ------------
                                                                                                                309,424
                                                                                                           ------------
             PERSONAL PRODUCTS - 0.5%
      8,458  Avon Products, Inc..........................................................................        69,102
                                                                                                           ------------
             PHARMACEUTICALS - 4.5%
        928  Bristol-Myers Squibb Co. (a)................................................................        59,141
      7,859  Novo Nordisk A/S, ADR.......................................................................       442,226
        615  Shire PLC, ADR..............................................................................       149,759
                                                                                                           ------------
                                                                                                                651,126
                                                                                                           ------------
             PROFESSIONAL SERVICES - 0.2%
        549  Insperity, Inc..............................................................................        26,440
                                                                                                           ------------
             REAL ESTATE INVESTMENT TRUSTS - 10.3%
      3,151  American Realty Capital Proper (a)..........................................................        28,454
     34,788  Annaly Capital Management, Inc..............................................................       350,315
      1,060  Digital Realty Trust, Inc. (a)..............................................................        67,215
        921  Health Care REIT, Inc. (a)..................................................................        66,330
      4,736  Host Hotels & Resorts, Inc. (a).............................................................        95,383
     27,063  MFA Mortgage Investments, Inc. (a)..........................................................       210,280
      4,839  Paramount Group, Inc........................................................................        88,650
      1,565  Public Storage (a)..........................................................................       294,079
      1,703  Simon Property Group, Inc. (a)..............................................................       309,077
                                                                                                           ------------
                                                                                                              1,509,783
                                                                                                           ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
      3,296  Broadcom Corp. (a)..........................................................................       145,700
        996  Monolithic Power Systems, Inc. (a)..........................................................        51,623
      5,551  NVIDIA Corp.................................................................................       123,204
      3,565  Texas Instruments, Inc. (a).................................................................       193,258
      3,700  Xilinx, Inc.................................................................................       160,432
                                                                                                           ------------
                                                                                                                674,217
                                                                                                           ------------
             SOFTWARE - 6.0%
      1,393  Activision Blizzard, Inc....................................................................        31,781
      2,352  Adobe Systems, Inc. (a) (b).................................................................       178,893
      2,253  ANSYS, Inc. (a) (b).........................................................................       193,398
      4,402  Aspen Technology, Inc. (a) (b)..............................................................       195,405
      2,277  CA, Inc. (a)................................................................................        72,340
        525  Electronic Arts, Inc. (b)...................................................................        30,497
        188  FactSet Research Systems, Inc. (a)..........................................................        29,589
        871  SolarWinds, Inc. (b)........................................................................        42,488
      1,711  SS&C Technologies Holdings, Inc. (a)........................................................       102,951
                                                                                                           ------------
                                                                                                                877,342
                                                                                                           ------------
             SPECIALTY RETAIL - 1.8%
      2,079  GameStop Corp., Class A.....................................................................        80,125
        647  Home Depot (The), Inc. (a)..................................................................        69,216
      1,009  Michaels Cos, Inc./The (b)..................................................................        26,093
        498  Outerwall, Inc..............................................................................        33,082
        566  Tractor Supply Co...........................................................................        48,710
                                                                                                           ------------
                                                                                                                257,226
                                                                                                           ------------


Page 8                  See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  SHARES/
   UNITS                                             DESCRIPTION                                               VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.4%
      4,587  Apple, Inc..................................................................................  $    574,063
      1,163  Seagate Technology PLC......................................................................        68,291
                                                                                                           ------------
                                                                                                                642,354
                                                                                                           ------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.3%
        647  VF Corp.....................................................................................        46,862
                                                                                                           ------------
             TOBACCO - 7.0%
      9,925  Altria Group, Inc. (a)......................................................................       496,746
      7,144  Reynolds American, Inc......................................................................       523,655
                                                                                                           ------------
                                                                                                              1,020,401
                                                                                                           ------------
             WIRELESS TELECOMMUNICATION SERVICES - 2.3%
      7,819  VimpelCom Ltd., ADR.........................................................................        44,334
      8,183  Vodafone Group PLC, ADR.....................................................................       288,041
                                                                                                           ------------
                                                                                                                332,375
                                                                                                           ------------
             TOTAL COMMON STOCKS.........................................................................    13,583,849
             (Cost $13,512,780)                                                                            ------------

MASTER LIMITED PARTNERSHIPS - 6.2%

             OIL, GAS & CONSUMABLE FUELS - 6.2%
        847  Alliance Holdings GP, L.P...................................................................        42,096
      2,190  Buckeye Partners, L.P.......................................................................       178,660
      5,421  Enterprise Products Partners, L.P...........................................................       185,669
        793  Global Partners, L.P........................................................................        31,831
      2,969  Magellan Midstream Partners, L.P............................................................       247,912
      1,942  TC Pipelines, L.P...........................................................................       132,211
        668  Terra Nitrogen Co, L.P......................................................................        89,352
                                                                                                           ------------
             TOTAL MASTER LIMITED PARTNERSHIPS...........................................................       907,731
             (Cost $870,545)                                                                               ------------

             TOTAL LONG-TERM INVESTMENTS.................................................................    14,491,580
             (Cost $14,383,325) (c)                                                                        ------------

COMMON STOCKS SOLD SHORT - (18.1%)

             AEROSPACE & DEFENSE - (1.2%)
       (429) General Dynamics Corp.......................................................................       (58,910)
       (285) Lockheed Martin Corp........................................................................       (53,181)
       (609) Rockwell Collins, Inc.......................................................................       (59,274)
                                                                                                           ------------
                                                                                                               (171,365)
                                                                                                           ------------
             AUTOMOBILES - (0.4%)
       (402) Toyota Motor Corp., ADR.....................................................................       (55,886)
                                                                                                           ------------
             BANKS - (1.0%)
     (1,835) Banco Santander Chile S.A., ADR.............................................................       (40,021)
       (481) PNC Financial Services Group, Inc...........................................................       (44,122)
     (1,047) Wells Fargo & Co............................................................................       (57,690)
                                                                                                           ------------
                                                                                                               (141,833)
                                                                                                           ------------
             BEVERAGES - (0.4%)
       (494) Constellation Brands, Inc...................................................................       (57,274)
                                                                                                           ------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
COMMON STOCKS SOLD SHORT (CONTINUED)

             BIOTECHNOLOGY - (0.3%)
     (1,144) Exact Sciences Corp. (b)....................................................................  $    (23,910)
     (1,368) Invitae Corp. (b)...........................................................................       (14,979)
                                                                                                           ------------
                                                                                                                (38,889)
                                                                                                           ------------
             CAPITAL MARKETS - (0.4%)
     (2,160) Credit Suisse Group AG, ADR.................................................................       (55,663)
                                                                                                           ------------
             CHEMICALS - (0.5%)
       (158) CF Industries Holdings, Inc.................................................................       (45,420)
       (279) LSB Industries, Inc. (b)....................................................................       (11,833)
       (174) Scotts Miracle-Gro (The) Co., Class A.......................................................       (11,225)
                                                                                                           ------------
                                                                                                                (68,478)
                                                                                                           ------------
             COMMERCIAL SERVICES & SUPPLIES - (0.7%)
     (1,560) Copart, Inc. (b)............................................................................       (55,489)
     (2,562) Covanta Holding Corp........................................................................       (51,983)
                                                                                                           ------------
                                                                                                               (107,472)
                                                                                                           ------------
             CONTAINERS & PACKAGING - (0.4%)
       (738) Packaging Corp. of America..................................................................       (51,062)
                                                                                                           ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - (0.4%)
     (3,918) Telefonica S.A., ADR........................................................................       (59,397)
                                                                                                           ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (0.7%)
     (3,451) LG Display Co., Ltd, ADR....................................................................       (47,693)
       (791) TE Connectivity Ltd.........................................................................       (52,641)
                                                                                                           ------------
                                                                                                               (100,334)
                                                                                                           ------------
             FOOD & STAPLES RETAILING - (0.3%)
     (4,199) SUPERVALU, Inc. (b).........................................................................       (36,909)
                                                                                                           ------------
             FOOD PRODUCTS - (0.7%)
     (1,269) Fresh Del Monte Produce, Inc................................................................       (46,864)
     (1,867) Snyder's-Lance, Inc.........................................................................       (55,133)
                                                                                                           ------------
                                                                                                               (101,997)
                                                                                                           ------------
             HEALTH CARE EQUIPMENT & SUPPLIES - (0.6%)
       (316) Cooper Cos, Inc./The........................................................................       (56,270)
     (1,112) LDR Holding Corp. (b).......................................................................       (37,641)
                                                                                                           ------------
                                                                                                                (93,911)
                                                                                                           ------------
             HEALTH CARE TECHNOLOGY - (0.8%)
       (787) Cerner Corp. (b)............................................................................       (56,515)
     (1,738) Omnicell, Inc. (b)..........................................................................       (61,751)
                                                                                                           ------------
                                                                                                               (118,266)
                                                                                                           ------------
             HOTELS, RESTAURANTS & LEISURE - (0.6%)
       (684) Norwegian Cruise Line Holdings Ltd (b)......................................................       (33,181)
       (642) Wyndham Worldwide Corp......................................................................       (54,827)
                                                                                                           ------------
                                                                                                                (88,008)
                                                                                                           ------------
             LIFE SCIENCES TOOLS & SERVICES - (0.4%)
       (472) Waters Corp. (b)............................................................................       (59,090)
                                                                                                           ------------
             MACHINERY - (0.5%)
       (212) Deere & Co..................................................................................       (19,190)
       (594) Illinois Tool Works, Inc....................................................................       (55,587)
                                                                                                           ------------
                                                                                                                (74,777)
                                                                                                           ------------


Page 10                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
COMMON STOCKS SOLD SHORT (CONTINUED)

             MARINE - (0.4%)
     (3,141) Seaspan Corp................................................................................  $    (62,255)
                                                                                                           ------------
             METALS & MINING - (0.4%)
     (1,938) Southern Copper Corp........................................................................       (63,140)
                                                                                                           ------------
             OIL, GAS & CONSUMABLE FUELS - (1.1%)
       (464) ConocoPhillips..............................................................................       (31,515)
     (1,102) Continental Resources Inc./OK (b)...........................................................       (57,998)
       (333) InterOil Corp. (b)..........................................................................       (17,216)
       (994) Nordic American Tankers Ltd.................................................................       (12,157)
       (274) Pioneer Natural Resources Co................................................................       (47,342)
                                                                                                           ------------
                                                                                                               (166,228)
                                                                                                           ------------
             PHARMACEUTICALS - (0.8%)
     (1,202) Akorn, Inc. (b).............................................................................       (50,051)
     (2,633) Horizon Pharma Plc (b)......................................................................       (74,040)
                                                                                                           ------------
                                                                                                               (124,091)
                                                                                                           ------------
             REAL ESTATE INVESTMENT TRUSTS - (1.3%)
       (883) Douglas Emmett, Inc.........................................................................       (25,165)
     (1,598) Liberty Property Trust......................................................................       (55,674)
     (3,114) NorthStar Realty Finance Corp...............................................................       (58,419)
       (829) WP Carey, Inc...............................................................................       (52,625)
                                                                                                           ------------
                                                                                                               (191,883)
                                                                                                           ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.3%)
     (5,498) STMicroelectronics NV.......................................................................       (43,764)
                                                                                                           ------------
             SOFTWARE - (0.7%)
     (1,353) Microsoft Corp..............................................................................       (65,810)
       (203) Ultimate Software Group, Inc. (b)...........................................................       (33,743)
                                                                                                           ------------
                                                                                                                (99,553)
                                                                                                           ------------
             SPECIALTY RETAIL - (1.2%)
       (539) Gap (The), Inc..............................................................................       (21,366)
       (618) L Brands, Inc...............................................................................       (55,224)
       (307) Restoration Hardware Holdings, Inc. (b).....................................................       (26,454)
       (660) Tiffany & Co................................................................................       (57,737)
        (76) Ulta Salon Cosmetics & Fragrance, Inc. (b)..................................................       (11,483)
                                                                                                           ------------
                                                                                                               (172,264)
                                                                                                           ------------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.4%)
     (1,745) Hewlett-Packard Co..........................................................................       (57,533)
                                                                                                           ------------
             THRIFTS & MORTGAGE FINANCE - (0.8%)
     (3,456) New York Community Bancorp, Inc.............................................................       (59,409)
     (3,941) TFS Financial Corp..........................................................................       (57,617)
                                                                                                           ------------
                                                                                                               (117,026)
                                                                                                           ------------
             WIRELESS TELECOMMUNICATION SERVICES - (0.4%)
     (2,238) Telephone & Data Systems, Inc...............................................................       (59,777)
                                                                                                           ------------
             TOTAL COMMON STOCKS SOLD SHORT..............................................................    (2,638,125)
             (Proceeds $(2,674,225))                                                                       ------------

EXCHANGE - TRADED FUNDS SOLD SHORT - (1.2%)

             CAPITAL MARKETS - (1.2%)
       (843) SPDR S&P 500 ETF Trust......................................................................      (175,782)
                                                                                                           ------------
             TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT......................................................      (175,782)
             (Proceeds $(177,555))                                                                         ------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
MASTER LIMITED PARTNERSHIPS SOLD SHORT - (0.4%)

             OIL, GAS & CONSUMABLE FUELS - (0.4%)
     (1,938) Cheniere Energy Partners L.P................................................................  $    (63,159)
                                                                                                           ------------
             TOTAL MASTER LIMITED PARTNERSHIPS SOLD SHORT................................................       (63,159)
             (Proceeds $ (58,409))                                                                         ------------

             TOTAL INVESTMENTS SOLD SHORT - (19.7)%......................................................    (2,877,066)
             (Proceeds ($2,910,189))                                                                       ------------

             NET OTHER ASSETS AND LIABILITIES - 20.6%....................................................     3,003,689
                                                                                                           ------------
             NET ASSETS - 100.0%.........................................................................  $ 14,618,203
                                                                                                           ============


(a) The security or a portion of the security is segregated as collateral for investments sold short.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $382,703 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $274,448.

ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                              4/30/2015        PRICES           INPUTS           INPUTS
---------------------------------------------------    -------------   -------------   --------------   --------------
Common Stocks*.....................................    $  13,583,849   $  13,583,849   $           --   $           --
Master Limited Partnerships*.......................          907,731         907,731   $           --   $           --
                                                       -------------   -------------   --------------   --------------
Total Long-Term Investments........................    $  14,491,580   $  14,491,580   $           --   $           --
                                                       =============   =============   ==============   ==============


                                                  LIABILITIES TABLE

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                              4/30/2015        PRICES           INPUTS           INPUTS
---------------------------------------------------    -------------   -------------   --------------   --------------
Common Stocks Sold Short*..........................    $  (2,638,125)  $  (2,638,125)  $           --   $           --
Exchange-Traded Funds Sold Short*..................         (175,782)       (175,782)              --               --
Master Limited Partnerships Sold Short*............          (63,159)        (63,159)              --               --
                                                       -------------   -------------   --------------   --------------
Total Investments Sold Short.......................    $  (2,877,066)  $  (2,877,066)  $           --   $           --
                                                       =============   =============   ==============   ==============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.


Page 12                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value (Cost $14,383,325)...............................    $      14,491,580
Cash...................................................................              171,156
Restricted cash........................................................            2,837,371
Receivables:
   Dividends...........................................................                5,887
   Dividend reclaims...................................................                  207
Other assets...........................................................                4,163
                                                                           -----------------
   Total Assets........................................................           17,510,364
                                                                           -----------------
LIABILITIES:
Investments sold short, at value (proceeds $2,910,189).................            2,877,066
Payables:
   Investment advisory fees............................................               10,478
   Dividends payable on investments sold short.........................                4,431
Other liabilities......................................................                  186
                                                                           -----------------
   Total Liabilities...................................................            2,892,161
                                                                           -----------------
NET ASSETS.............................................................    $      14,618,203
                                                                           =================
NET ASSETS CONSIST OF:
Paid-in capital........................................................    $      14,265,636
Par value..............................................................                4,500
Accumulated net investment income (loss)...............................                2,227
Accumulated net realized gain (loss) on investments and investments
   sold short..........................................................              204,462
Net unrealized appreciation (depreciation) on investments and
   investments sold short..............................................              141,378
                                                                           -----------------
NET ASSETS.............................................................    $      14,618,203
                                                                           =================
NET ASSET VALUE, per share.............................................    $           32.48
                                                                           =================
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share).......................              450,002
                                                                           =================


                        See Notes to Financial Statements                Page 13

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

INVESTMENT INCOME:
Dividends..............................................................    $          77,800
Other..................................................................                    2
                                                                           -----------------
   Total investment income.............................................               77,802
                                                                           -----------------
EXPENSES:
Investment advisory fees...............................................               34,313
Dividend expense on investments sold short.............................               19,871
                                                                           -----------------
   Total expenses......................................................               54,184
                                                                           -----------------
NET INVESTMENT INCOME (LOSS)...........................................               23,618
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             (160,791)
   In-kind redemptions.................................................              418,430
   Short Sales.........................................................              (52,903)
                                                                           -----------------
   Net realized gain (loss)............................................              204,736
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................               56,980
   Short Positions.....................................................               35,299
                                                                           -----------------
Net change in unrealized appreciation (depreciation)...................               92,279
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              297,015
                                                                           -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................    $         320,633
                                                                           =================


Page 14                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE
                                                                                SIX MONTHS       FOR THE PERIOD
                                                                                  ENDED           9/8/2014 (a)
                                                                                4/30/2015            THROUGH
                                                                               (UNAUDITED)         10/31/2014
                                                                              --------------     ---------------

OPERATIONS:
Net investment income (loss)...............................................     $    23,618        $     4,614
Net realized gain (loss)...................................................         204,736              1,726
Net change in unrealized appreciation (depreciation).......................          92,279             49,099
                                                                                -----------        -----------
Net increase (decrease) in net assets resulting from operations............         320,633             55,439
                                                                                -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................................         (24,385)            (1,620)
Net realized gain..........................................................          (2,000)                --
                                                                                -----------        -----------
Total distributions to shareholders........................................         (26,385)            (1,620)
                                                                                -----------        -----------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..................................................      16,151,655          3,000,060
Cost of shares redeemed....................................................      (4,881,579)                --
                                                                                -----------        -----------
Net increase (decrease) in net assets resulting from
   shareholder transactions................................................      11,270,076          3,000,060
                                                                                -----------        -----------
Total increase (decrease) in net assets....................................      11,564,324          3,053,879

NET ASSETS:
Beginning of period........................................................       3,053,879                 --
                                                                                -----------        -----------
End of period..............................................................     $14,618,203        $ 3,053,879
                                                                                ===========        ===========
Accumulated net investment income (loss) at end of period..................     $     2,227        $     2,994
                                                                                ===========        ===========
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period....................................         100,002                 --
Shares sold................................................................         500,000            100,002
Shares redeemed............................................................        (150,000)                --
                                                                                -----------        -----------
Shares outstanding, end of period..........................................         450,002            100,002
                                                                                ===========        ===========


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 15

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS     FOR THE PERIOD
                                                   ENDED         9/8/2014 (a)
                                                 4/30/2015          THROUGH
                                                (UNAUDITED)       10/31/2014
                                               --------------   ---------------
Net asset value, beginning of period..........   $    30.54       $     30.00
                                                 ----------       -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................         0.16              0.05
Net realized and unrealized gain (loss).......         1.96              0.51
                                                 ----------       -----------
Total from investment operations..............         2.12              0.56
                                                 ----------       -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................        (0.16)            (0.02)
Net realized gain.............................        (0.02)               --
                                                 ----------       -----------
Total distributions...........................        (0.18)            (0.02)
                                                 ----------       -----------
Net asset value, end of period................   $    32.48       $     30.54
                                                 ==========       ===========
TOTAL RETURN (b)..............................         6.96%             1.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........   $   14,618       $     3,054
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets.....................................         1.50% (c)         1.17% (c)
Ratio of total expenses to average net assets
   excluding dividend expense.................         0.95% (c)         0.95% (c)
Ratio of net investment income (loss) to
   average net assets.........................         0.65% (c)         1.08% (c)
Portfolio turnover rate (d)...................          149%                1%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 16                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Long/Short Equity ETF (the "Fund"), which trades under the ticker "FTLS" on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The investment objective of the Fund is to seek to provide investors with long-term total return. The Fund pursues its investment objective by establishing long and short positions in a portfolio of equity securities. Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be exposed to U.S. exchange-listed equity securities of U.S. and foreign companies by investing in such securities directly and/or in U.S. exchange-traded funds ("ETFs") that provide exposure to such securities. The equity securities held by the Fund may include U.S. exchange-listed equity securities of foreign issuers, as well as investments in the equity securities of foreign issuers that are in the form of depositary receipts. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a


                                                                         Page 17


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                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2015 (UNAUDITED)


security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 -Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2015 (UNAUDITED)


costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short in the market or otherwise and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The Fund has established an account with Pershing, LLC ("Pershing") for the purpose of purchasing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. Restricted cash in the amount of $2,837,371, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of April 30, 2015.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended October 31, 2014 was as follows:

Distributions paid from:
Ordinary income....................................    $        1,620

As of October 31, 2014, the components of distributable earnings on a tax basis to the Fund were as follows:

Undistributed ordinary income......................    $        4,502
Accumulated capital and other losses...............               218
Net unrealized appreciation (depreciation).........            49,099

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2014 remains open to federal and state audit. As of April 30, 2015, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

Net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At October 31, 2014, the Fund had no net capital losses for federal income tax purposes. The Fund is subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

F. EXPENSES

Expenses, other than the investment advisory fee, dividend expenses on investments sold short and other excluded expenses, are paid by the Advisor (See
Note 3).

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2015 (UNAUDITED)


3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, dividend expenses on investments sold short, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, for the Fund were $6,123,334 and $6,218,151, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $2,290,735 and $4,538,894, respectively.

For the period ended April 30, 2015, the cost of in-kind purchases and proceeds from in-kind sales for the Fund was $16,097,934 and $4,859,907, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transaction settled. The Creation Transaction fee is currently $550. The price for each Creation Unit will equal the daily NAV per

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2015 (UNAUDITED)


share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $550. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP, the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before September 4, 2016.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                8. ADOPTION OF NON-FUNDAMENTAL INVESTMENT POLICY

On March 27, 2015, the Board of Trustees of the Fund approved the adoption of a non-fundamental investment policy regarding the Fund's ability to invest in other investment companies (the "Policy"). Pursuant to the Policy, beginning on or about June 7, 2015, the Fund will not rely on Section 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act of 1940, as amended, to invest in other investment companies.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined there were no subsequent events requiting recognition or disclosure in the financial statements.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, affect a portion of creations and redemptions for cash, rather than in-kind securities, particularly for the puts and call options in which the Fund invests. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities. Because the Fund may affect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The use of futures and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

EQUITY SECURITIES RISK. The Fund invests in Equity Securities. The value of the shares will fluctuate with changes in the value of these Equity Securities. Equity Securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

ETF RISK. The Fund may invest in the shares of other ETFs, and therefore, the Fund's investment performance and risks may be related to the investment performance and risks of the underlying ETFs. In general, as a shareholder in other ETFs, the Fund bears its ratable share of the underlying ETF's expenses, and would be subject to duplicative expenses to the extent the Fund invests in other ETFs.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2015 (UNAUDITED)


MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. The Fund holds non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of depositary receipts. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

SHORT SALES RISK. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender of a security may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund's short positions may significantly impact the Fund's overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the Fund to have higher expenses than other funds.

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


FIRST TRUST


First Trust Exchange-Traded Fund III

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund III
------------------------------------

First Trust Emerging Markets Local Currency Bond ETF (FEMB)


     Semi-Annual Report
       For the Period
      November 4, 2014
(Commencement of Operations)
   through April 30, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Portfolio Management.......................................................    5
Understanding Your Fund Expenses...........................................    6
Portfolio of Investments...................................................    7
Statement of Assets and Liabilities........................................   11
Statement of Operations....................................................   12
Statement of Changes in Net Assets.........................................   13
Financial Highlights.......................................................   14
Notes to Financial Statements..............................................   15
Additional Information.....................................................   22

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") or First Trust Global Portfolios Ltd. (the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report for the First Trust Emerging Markets Local Currency Bond ETF (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2015

Dear Shareholders:

Thank you for your investment in First Trust Emerging Markets Local Currency Bond ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2015. Additionally, First Trust compiles the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, there was only modest global economic growth. Several geopolitical events, including trade sanctions between the U.S./Europe and Russia due to its conflict with Ukraine, low interest rate levels on government bonds in most developed nations, and the absence of any significant inflationary pressures, weighed on global markets.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)

First Trust Emerging Markets Local Currency Bond ETF (the "Fund") seeks maximum total return and current income. The Fund lists and principally trades its shares on The NASDAQ Stock Market LLC ("NASDAQ") under the ticker symbol "FEMB." Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities in emerging market countries (collectively, "Bonds") that are denominated in the local currency of the issuer.

In implementing the Fund's investment strategy, First Trust Global Portfolios Ltd. (the "Sub-Advisor") will seek to provide current income and enhance capital, while minimizing volatility. The Sub-Advisor will continually review fundamental economic and structural themes that impact long and medium term asset returns in emerging markets. The Sub-Advisor will also consider shorter-term market drivers such as valuations, liquidity conditions and sentiment to determine the appropriate positioning of the Fund's investments. The Sub-Advisor will adjust the portfolio's country allocations, duration and individual security positioning to reflect what the Sub-Advisor believes to be the most attractive opportunities on a continuous basis.

The Fund may invest in foreign currencies and derivative instruments, including exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, forward currency contracts, non-deliverable forward currency contracts and exchange-listed currency options. The Fund will use foreign currencies and derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure and to hedge foreign currency risk and actively manage foreign currency exposure. The Fund may also use derivative instruments to enhance returns, as a substitue for, or to gain exposure to, a position in an underlying asset, to reduce transaction costs, to maintain full market exposure, to manage cash flows or to preserve capital.

---------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------
                                                                                          CUMULATIVE
                                                                                         TOTAL RETURNS
                                                                                      Inception (11/4/14)
                                                                                          to 4/30/14
FUND PERFORMANCE
NAV                                                                                         -6.60%
Market Price                                                                                -6.49%

INDEX PERFORMANCE
Barclays Emerging Markets Local Currency Government - 10% Country Capped Index              -5.50%
---------------------------------------------------------------------------------------------------------


Total returns for the periods since inception are calculated from the inception date of the Fund. "Cumulative total returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)

-----------------------------------------------------------
SECTOR ALLOCATION AS OF APRIL 30, 2015
-----------------------------------------------------------
                                              % OF TOTAL
SECTOR                                       INVESTMENTS
Sovereigns                                       85.0%
Supranationals                                    9.9
Central Bank                                      5.1
                                               -------
     Total                                      100.0%
                                               =======

-----------------------------------------------------------
CREDIT QUALITY AS OF APRIL 30, 2015
-----------------------------------------------------------
                                              % OF TOTAL
                                             INVESTMENTS
CREDIT RATING(1)                           (INCLUDING CASH)
AAA                                               9.7%
A+                                                3.4
A                                                17.7
A-                                                9.5
BBB+                                             20.8
BBB                                              17.4
BBB-                                             14.5
NR                                                5.0
Cash                                              2.0
                                               -------
     Total                                      100.0%
                                               =======

-----------------------------------------------------------
TOP 10 HOLDINGS AS OF APRIL 30, 2015
-----------------------------------------------------------
                                              % OF TOTAL
TOP 10 HOLDINGS                              INVESTMENTS
Brazil Notas do Tesouro Nacional, Series F,
   10.00%, 1/1/21                                 8.4%
Poland Government Bond, 4.00%, 10/25/23           8.0
Turkey Government Bond, 10.50%, 1/15/20           7.4
South Africa Government Bond, 10.50%,
   12/21/26                                       5.7
Philippine Government International Bond,
   3.90%, 11/26/22                                5.4
Indonesia Treasury Bond, 8.38%, 3/15/24           5.2
Bonos del Banco Central de Chile en Pesos,
   6.00%, 2/1/21                                  5.1
Romania Government Bond, 5.85%, 4/26/23           5.0
Malaysia Government Bond, 4.38%, 11/29/19         5.0
Peru Government Bond, 7.84%, 8/12/20              5.0
                                               -------
     Total                                       60.2%
                                               =======


(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       NOVEMBER 4, 2014 - APRIL 30, 2015

                 First Trust Emerging Markets            Barclays Emerging Markets Local Currency
                   Local Currency Bond ETF                Government - 10% Country Capped Index
5/13/14                    $10,000                                       $10,000
10/31/14                     9,340                                         9,450


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014 (commencement of trading) through April 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
11/5/14 - 4/30/15            83             25              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
11/5/14 - 4/30/15            13              0              0            0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2015 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Fund. First Trust Global Portfolios Ltd. ("FTGP"), an affiliate of First Trust, serves as investment sub-advisor to the Fund.

                             INVESTMENT SUB-ADVISOR

FTGP will act as a sub-advisor of the Fund and is headed by Derek Fulton, a director, chief executive officer and chief investment officer of FTGP. Mr. Fulton has been managing global portfolios with a focus on fixed income for over 15 years. Prior to joining FTGP in 2011, he co-founded ISIS Asset Management ("ISIS AM") and led its investment team. Before starting ISIS AM he was Head of Global & Closed-End Fixed Income Portfolios at Aberdeen Asset Management ("Aberdeen") in London and also held positions as Head of Asian Fixed Income based in Singapore. At Aberdeen, Mr. Fulton oversaw in excess of $10 billion of assets including institutional global government and global aggregate accounts. He was also a member of the currency team running active currency overlays on over $20 billion of institutional mandates.

                           PORTFOLIO MANAGEMENT TEAM

The following portfolio managers are primarily responsible for the day-to-day management of the Fund. Each portfolio manager has managed the Fund since 2014.

DEREK FULTON, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER, FTGP LEONARDO DA COSTA, PORTFOLIO MANAGER, FTGP

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2015 (UNAUDITED)


As a shareholder of First Trust Emerging Markets Local Currency Bond ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended April 30, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED        EXPENSES PAID
                                                                                         EXPENSE RATIO     DURING THE PERIOD
                                                      BEGINNING             ENDING        BASED ON THE    NOVEMBER 4, 2014 (a)
                                                    ACCOUNT VALUE       ACCOUNT VALUE    NUMBER OF DAYS            TO
                                                 NOVEMBER 4, 2014 (a)   APRIL 30, 2015   IN THE PERIOD     APRIL 30, 2015 (b)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
Actual                                                $1,000.00           $  934.00          0.85%               $3.99
Hypothetical (5% return before expenses)              $1,000.00           $1,020.12          0.85%               $4.16


(a)   Inception Date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 4, 2014 through April 30, 2015), multiplied by 178/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2015 (UNAUDITED)

 PRINCIPAL
   VALUE
  (LOCAL                                                                              STATED        STATED       VALUE
 CURRENCY)                                DESCRIPTION                                 COUPON       MATURITY   (US DOLLARS)
-------------  -----------------------------------------------------------------   -------------  ----------  ------------
FOREIGN SOVEREIGN BONDS AND NOTES - 83.7%

               BRAZIL - 7.8%
    1,200,000  Brazil Notas do Tesouro Nacional, Series F (BRL).................      10.00%       01/01/21   $    356,220
                                                                                                              ------------
               CHILE - 4.7%
  120,000,000  Bonos del Banco Central de Chile en Pesos (CLP)..................       6.00%       02/01/21        215,317
                                                                                                              ------------
               COLOMBIA - 4.4%
  457,000,000  Colombian TES (COP)..............................................       7.00%       05/04/22        199,369
                                                                                                              ------------
               HUNGARY - 4.2%
   45,000,000  Hungary Government Bond (HUF)....................................       6.50%       06/24/19        190,618
                                                                                                              ------------
               INDONESIA - 9.6%
1,280,000,000  Indonesia Treasury Bond (IDR)....................................       8.38%       03/15/34        102,445
2,720,000,000  Indonesia Treasury Bond (IDR)....................................       8.38%       03/15/24        219,541
1,500,000,000  Indonesia Treasury Bond (IDR)....................................       7.88%       04/15/19        117,049
                                                                                                              ------------
                                                                                                                   439,035
                                                                                                              ------------
               ISRAEL - 3.2%
      470,000  Israel Government Bond - Fixed (ILS).............................       6.00%       02/28/19        147,136
                                                                                                              ------------
               MALAYSIA - 4.6%
      730,000  Malaysia Government Bond (MYR)...................................       4.38%       11/29/19        211,738
                                                                                                              ------------
               MEXICO - 4.7%
      500,000  Mexican Bonos (MXN)..............................................      10.00%       12/05/24         42,290
    2,340,000  Mexican Bonos (MXN)..............................................       7.75%       05/29/31        174,490
                                                                                                              ------------
                                                                                                                   216,780
                                                                                                              ------------
               PERU - 4.6%
      580,000  Peru Government Bond (PEN).......................................       7.84%       08/12/20        210,872
                                                                                                              ------------
               PHILIPPINES - 5.0%
   10,000,000  Philippine Government International Bond (PHP)...................       3.90%       11/26/22        227,778
                                                                                                              ------------
               POLAND - 7.4%
    1,100,000  Poland Government Bond (PLN).....................................       4.00%       10/25/23        338,907
                                                                                                              ------------
               ROMANIA - 4.6%
      700,000  Romania Government Bond (RON)....................................       5.85%       04/26/23        211,764
                                                                                                              ------------
               SOUTH AFRICA - 7.6%
    1,600,000  South Africa Government Bond (ZAR)...............................       6.25%       03/31/36        104,840
    2,400,000  South Africa Government Bond (ZAR)...............................      10.50%       12/21/26        241,145
                                                                                                              ------------
                                                                                                                   345,985
                                                                                                              ------------
               THAILAND - 4.4%
    6,100,000  Thailand Government Bond (THB)...................................       3.63%       06/16/23        201,806
                                                                                                              ------------
               TURKEY - 6.9%
      800,000  Turkey Government Bond (TRY).....................................      10.50%       01/15/20        315,648
                                                                                                              ------------
               TOTAL FOREIGN SOVEREIGN BONDS AND NOTES......................................................     3,828,973
               (Cost $4,144,620)                                                                              ------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

 PRINCIPAL
   VALUE
  (LOCAL                                                                              STATED        STATED       VALUE
 CURRENCY)                                DESCRIPTION                                 COUPON       MATURITY   (US DOLLARS)
-------------  -----------------------------------------------------------------   -------------  ----------  ------------
FOREIGN CORPORATE BONDS AND NOTES - 9.2%

               SUPRANATIONALS - 9.2%
    1,200,000  Inter-American Development Bank (MXN)............................       8.00%       01/26/16   $     81,369
    1,200,000  European Investment Bank (ZAR)...................................       6.00%       10/21/19         94,686
      270,000  International Finance Corp. (BRL)................................      10.00%       06/12/17         88,143
   10,000,000  European Bank for Reconstruction & Development (INR).............       6.00%       03/03/16        156,341
                                                                                                              ------------
               TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................       420,539
               (Cost $463,168)                                                                                ------------

               TOTAL INVESTMENTS - 92.9%....................................................................     4,249,512
               (Cost $4,607,788) (a)

               NET OTHER ASSETS AND LIABILITIES - 7.1%......................................................       325,084
                                                                                                              ------------
               NET ASSETS - 100.0%..........................................................................  $  4,574,596
                                                                                                              ============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,058 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $372,334.

Currency Abbreviations:
        BRL  Brazilian Real
        CLP  Chile Peso
        COP  Colombian Peso
        HUF  Hungarian Forint
        IDR  Indonesian Rupiah
        ILS  Israel Shekel
        INR  Indian Rupee
        MXN  Mexican Peso
        MYR  Malaysian Ringgit
        PEN  Peruvian New Sol
        PHP  Philippines Peso
        PLN  Polish Zloty
        RON  Romanian Lev
        THB  Thailand Baht
        TRY  Turkish Lira
        ZAR  South African Rand


Page 8                  See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                              4/30/2015        PRICES           INPUTS           INPUTS
---------------------------------------------------    -------------   -------------   --------------   --------------
Foreign Sovereign Bonds and Notes*.................    $   3,828,973   $          --   $    3,828,973   $           --
Foreign Corporate Bonds and Notes*.................          420,539              --          420,539               --
                                                       -------------   -------------   --------------   --------------
Total Investments..................................        4,249,512              --        4,249,512               --
Other Financial Instruments:
Forward Foreign Currency Contracts**...............            2,107              --            2,107               --
                                                       -------------   -------------   --------------   --------------
Total..............................................    $   4,251,619   $          --   $    4,251,619   $           --
                                                       =============   =============   ==============   ==============


                                                  LIABILITIES TABLE
                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
                                                         4/30/2015        PRICES           INPUTS           INPUTS
                                                       -------------   -------------   --------------   --------------
Forward Foreign Currency Contracts**...............    $        (422)  $          --   $         (422)  $           --
                                                       =============   =============   ==============   ==============


*  See the Portfolio of Investments for country breakout.
** See the Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.


                        See Notes to Financial Statements                 Page 9

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)


--------------------------------------------
                              % OF TOTAL
CURRENCY EXPOSURE            INVESTMENTS
DIVERSIFICATION           (INCLUDING CASH)+
--------------------------------------------
BRL                              10.2%
ZAR                              10.2
IDR                              10.1
PLN                               7.9
TRY                               7.3
MXN                               6.9
PHP                               5.2
RON                               5.1
CLP                               4.9
MYR                               4.9
PEN                               4.9
THB                               4.7
COP                               4.6
HUF                               4.4
INR                               3.6
ILS                               3.4
USD                               1.7
                               -------
     Total                      100.0%
                               =======

+ The weightings include the impact of currency forwards.

FORWARD FOREIGN CURRENCY CONTRACTS (see Note 2C - Forward Foreign Currency Contracts in the Notes to Financial Statements):

                                           FORWARD FOREIGN CURRENCY CONTRACTS
                                    ------------------------------------------------
                                                                         PURCHASE           SALE          UNREALIZED
    SETTLEMENT                          AMOUNT           AMOUNT        VALUE AS OF      VALUE AS OF     APPRECIATION/
       DATE         COUNTERPARTY    PURCHASED (1)       SOLD (1)      APRIL 30, 2015   APRIL 30, 2015   (DEPRECIATION)
  --------------   --------------   --------------   --------------   --------------   --------------   --------------
     05/29/15           BBH         PLN    420,000   USD    114,463   $      116,570   $      114,463   $        2,107
     05/29/15           BBH         USD    315,223   TRY    850,000          315,223          315,645             (422)
                                                                                                        --------------
Net Unrealized Appreciation (Depreciation)...........................................................   $        1,685
                                                                                                        ==============


(1)   Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
      BBH    Brown Brothers Harriman & Co.


Page 10                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value..................................................    $       4,249,512
Cash...................................................................               72,117
Foreign currency.......................................................               13,762
Unrealized appreciation on forward foreign currency contracts..........                2,107
Receivables:
   Investment securities sold..........................................              139,311
   Interest............................................................              101,444
                                                                           -----------------
   Total Assets........................................................            4,578,253
                                                                           -----------------
LIABILITIES:
Unrealized depreciation on forward foreign currency contracts..........                  422
Payables:
   Investment advisory fees............................................                3,189
   Deferred Indonesian capital gains tax...............................                   46
                                                                           -----------------
   Total Liabilities...................................................                3,657
                                                                           -----------------
NET ASSETS.............................................................    $       4,574,596
                                                                           =================
NET ASSETS CONSIST OF:
Paid-in capital........................................................    $       5,007,100
Par value..............................................................                1,000
Accumulated net investment income (loss)...............................                1,190
Accumulated net realized gain (loss) on investments, forward foreign
   currency contracts and foreign currency transactions................              (73,065)
Net unrealized appreciation (depreciation) on investments, forward
   foreign currency contracts and foreign currency translation.........             (361,629)
                                                                           -----------------
NET ASSETS.............................................................    $       4,574,596
                                                                           =================
NET ASSET VALUE, per share.............................................    $           45.75
                                                                           =================
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................              100,002
                                                                           =================
Investments, at cost...................................................    $       4,607,788
                                                                           =================
Foreign currency, at cost (proceeds)...................................    $          13,464
                                                                           =================


                        See Notes to Financial Statements                Page 11

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 4, 2014 (a) THROUGH APRIL 30, 2015

INVESTMENT INCOME:
Interest...............................................................    $         122,706
Foreign tax withholding................................................               (4,203)
                                                                           -----------------
   Total investment income.............................................              118,503
                                                                           -----------------
EXPENSES:
Investment advisory fees...............................................               19,501
                                                                           -----------------
   Total expenses......................................................               19,501
                                                                           -----------------
NET INVESTMENT INCOME (LOSS)...........................................               99,002
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................               (4,894)
   Forward foreign currency contracts..................................              (16,629)
   Foreign currency transactions.......................................              (51,542)
                                                                           -----------------
Net realized gain (loss)...............................................              (73,065)
                                                                           -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................             (358,276)
   Forward foreign currency contracts..................................                1,685
   Foreign currency translation........................................               (4,992)
Net change in deferred Indonesian capital gains tax....................                  (46)
                                                                           -----------------
Net change in unrealized appreciation (depreciation)...................             (361,629)
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             (434,694)
                                                                           -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................    $        (335,692)
                                                                           =================


(a) Inception date is November 4, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 12                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD NOVEMBER 4, 2014 (a) THROUGH APRIL 30, 2015

OPERATIONS:
Net investment income (loss)...........................................    $          99,002
Net realized gain (loss)...............................................              (73,065)
Net change in unrealized appreciation (depreciation)...................             (361,629)
                                                                           -----------------
Net increase (decrease) in net assets resulting from operations........             (335,692)
                                                                           -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................              (97,812)
                                                                           -----------------
Total distributions to shareholders....................................              (97,812)
                                                                           -----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................            5,008,100
                                                                           -----------------
Net increase (decrease) in net assets resulting from shareholder
   transactions........................................................            5,008,100
                                                                           -----------------
Total increase (decrease) in net assets................................            4,574,596

NET ASSETS:
Beginning of period....................................................                   --
                                                                           -----------------
End of period..........................................................    $       4,574,596
                                                                           =================
Accumulated net investment income (loss) at end of period..............    $           1,190
                                                                           =================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................                   --
Shares sold............................................................              100,002
                                                                           -----------------
Shares outstanding, end of period......................................              100,002
                                                                           =================


(a) Inception date is November 4, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 13

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                            FOR THE PERIOD
                                            11/4/2014 (a)
                                               THROUGH
                                              4/30/2015
                                            --------------
Net asset value, beginning of period          $    50.00
                                              ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.99
Net realized and unrealized gain (loss)            (4.26)
                                              ----------
Total from investment operations                   (3.27)
                                              ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.98)
                                              ----------
Total distributions                                (0.98)
                                              ----------
Net asset value, end of period                $    45.75
                                              ==========
TOTAL RETURN (b)                                   (6.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $    4,575
Ratio of total expenses to
   average net assets                               0.85% (c)
Ratio of net investment income (loss) to
   average net assets                               4.32% (c)
Portfolio turnover rate (d)                           25%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 14                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2015 (UNAUDITED)


                                 1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the "Fund"), which trades under the ticker FEMB on The NASDAQ(R) Stock Market, LLC ("NASDAQ"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek maximum total return and current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes, bills, certificates of deposit, time deposits, commercial paper and loans issued by issuers in emerging market countries that are denominated in the local currency of the issuer. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2015 (UNAUDITED)


      conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4) the financial statements of the issuer, or the financial condition of the country of issue;

      5) the credit quality and cash flow of the issuer, or country of issue, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2015 (UNAUDITED)

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Assets and Liabilities. The change in unrealized appreciation (depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Operations. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. OFFSETTING ON THE STATEMENT OF ASSETS AND LIABILITIES

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. In addition, Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifies exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

At April 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

                                                                                          Gross Amounts not Offset in
                                                                                            the Statement of Assets
                                                                                                and Liabilities
                                                                                          ---------------------------
                                               Gross Amounts      Net Amounts of Assets
                                               Offset in the        Presented in the                      Collateral
                        Gross Amounts of    Statement of Assets    Statement of Assets     Financial       Amounts
                        Recognized Assets     and Liabilities        and Liabilities      Instruments      Received     Net Amount
----------------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency
   Contracts*                $  2,107              $  --                 $  2,107           $  (422)        $  --        $  1,685

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2015 (UNAUDITED)

                                                                                          Gross Amounts not Offset in
                                                                                            the Statement of Assets
                                                                                                and Liabilities
                                                                                          ---------------------------
                                               Gross Amounts      Net Amounts of Assets
                        Gross Amounts of       Offset in the        Presented in the                      Collateral
                           Recognized       Statement of Assets    Statement of Assets     Financial       Amounts
                           Liabilities        and Liabilities        and Liabilities      Instruments      Received     Net Amount
----------------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency
   Contracts*                $ (422)              $  --                  $ (422)            $  422          $  --         $  --


*The respective counterparties for each contract are disclosed on the Forward Foreign Currency Contracts table in the Portfolio of Investments.

E. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

G. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of April 30, 2015, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

H. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2015 (UNAUDITED)


3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

The Trust, on behalf of the Fund, and First Trust have retained First Trust Global Portfolios Ltd. ("First Trust Global" or the "Sub-Advisor"), an affiliate of First Trust, to serve as investment sub-advisor. In this capacity, First Trust Global is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. First Trust is paid an annual unitary management fee of 0.85% of the Fund's average daily net assets. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, for the Fund were $5,720,741 and $1,089,197, respectively.

For the period ended April 30, 2015, the Fund had no in-kind transactions.

                          5. DERIVATIVES TRANSACTIONS

The following table presents the type of derivative held by the Fund at April 30, 2015, the primary underlying risk exposure and location of these instruments as presented on the Statement of Assets and Liabilities.

                                                   ASSET DERIVATIVES                           LIABILITY DERIVATIVES
                                      -------------------------------------------   -------------------------------------------
DERIVATIVE                            STATEMENT OF ASSETS AND                       STATEMENT OF ASSETS AND
INSTRUMENT           RISK EXPOSURE      LIABILITIES LOCATION          VALUE           LIABILITIES LOCATION          VALUE
------------------   --------------   ------------------------   ----------------   ------------------------   ----------------
                                      Unrealized appreciation                       Unrealized depreciation
Forward foreign                       on forward foreign                            on forward foreign
currency contracts   Currency Risk    currency contracts            $   2,107       currency contracts            $   422

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2015 (UNAUDITED)


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended April 30, 2015, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

STATEMENT OF OPERATIONS LOCATION                                    EQUITY RISK
-------------------------------------------------------------------------------
CURRENCY RISK EXPOSURE
Net realized gain (loss) on forward foreign currency contracts        $ (16,629)
Net change in unrealized appreciation (depreciation) on forward
   foreign currency contracts                                             1,685

During the period ended April 30, 2015, the amount of notional values of forward foreign currency contracts opened and closed were $1,696,482 and $1,821,462, respectively.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transaction settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                               7. LINE OF CREDIT

Effective March 26, 2015, the Fund was added to an $80 million Credit Agreement with the Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. The Credit Agreement is to be used as a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans is charged by Scotia, which First Trust allocates amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the period ended April 30, 2015.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2015 (UNAUDITED)


                              8. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before October 10, 2016.

                               9. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

               10. ADOPTION OF NON-FUNDAMENTAL INVESTMENT POLICY

On March 27, 2015, the Board of Trustees of the Fund approved the adoption of a non-fundamental investment policy regarding the Fund's ability to invest in other investment companies (the "Policy"). Pursuant to the Policy, beginning on or about June 7, 2015, the Fund will not rely on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, as amended, to invest in other investment companies.

                              11. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 20, 2015, the Fund declared a distribution of $0.20 per share to shareholders of record on May 26, 2015, payable May 29, 2015.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT THE FUND'S INVESTMENT OBJECTIVE WILL BE ACHIEVED.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY EXCHANGE RATE RISK. The Fund holds investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CURRENCY RISK. Because the Fund's net asset value is determined on the basis of U.S. dollars and the Fund invests in non-U.S. dollar-denominated securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. The Fund may hedge certain of its non-U.S. dollar holdings.

DERIVATIVES RISK. The use of options, futures contracts, forward contracts and other derivative instruments can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

EMERGING MARKETS RISK. Investments in securities and instruments traded in developing or emerging markets or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. The Fund's ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, cause the Fund's returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

GLOBAL DEPOSITARY NOTES RISK. Any distributions paid to the holders of GDNs are usually subject to a fee charged by the depositary bank. Holders of GDNs may have limited rights, and investment restrictions in certain countries may adversely impact the value of GDNs because such restrictions may limit the ability to convert the Bonds into GDNs and vice versa.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2015 (UNAUDITED)


HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by issuers that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the global or local economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed income securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in bond prices. Also, certain of these factors may affect the liquidity of the Bonds in the Fund's portfolio and make it more difficult for the Fund to sell them. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

SOVEREIGN DEBT RISK. Investments in sovereign bonds involve special risks because the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/ or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2015 (UNAUDITED)


BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund III (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. ("First Trust" or the "Advisor") on behalf of the First Trust Emerging Markets Local Currency Bond ETF (the "Fund") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and First Trust Global Portfolios Ltd. (the "Sub-Advisor"), for an initial two-year term at a meeting held on September 15, 2014. The Board of Trustees determined that the Agreements are in the best interests of the Fund in light of the extent and quality of services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by advisors to other comparable exchange-traded funds ("ETFs"), and as compared to fees charged to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; fall out benefits to First Trust and its affiliates, First Trust Portfolios L.P. ("FTP") and the Sub-Advisor; and a summary of the Advisor's and Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of services to be provided by the Advisor and the Sub-Advisor under the Agreements and considered that the Advisor's employees provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered that the Fund is not designed to track the performance of an index and will employ an advisor/sub-advisor management structure. With respect to the Advisory Agreement, the Board considered that First Trust will be responsible for the overall management and administration of the Fund and reviewed the services to be provided by First Trust to the Fund, including the oversight of the Sub-Advisor. The Board considered the compliance program that had been developed by First Trust and considered it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objectives and policies. It also considered the efforts expended by First Trust in organizing the Trust and in arranging for other entities to provide services to the Fund. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. At the meeting, the Trustees received a presentation from the two portfolio managers of the Sub-Advisor, and were able to ask questions about the Sub-Advisor and the Sub-Advisor's proposed investment strategies for the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the Fund's unitary fee arrangement, the Fund would pay First Trust a fee equal to an annual rate of 0.85% of its average daily net assets. The Board also noted that, from the unitary fee, First Trust would pay the Sub-Advisor a sub-advisory fee equal to 40% of any remaining monthly unitary fee paid to the Advisor after the Fund's average expenses accrued during the most recent twelve months are subtracted from the unitary fee for that month. The Board also noted that First Trust would be responsible for the Fund's ordinary operating expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding the fee payments under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board reviewed information provided by Management Practice Inc. ("MPI") and Lipper Inc. ("Lipper"), independent sources, as well as by First Trust, for the Fund on the advisory fees and expense ratios of other comparable ETFs, but also noted First Trust's statements about the limitations on the comparability of the peer groups with the Fund. The Board noted that the Fund's expense ratio under its proposed unitary fee was above the median expense ratio of its Lipper and First Trust peer groups and equal to the median expense ratio of its MPI peer group. The Board compared the Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the advisory fees charged by First Trust to other advisory clients, noting that the Advisor and Sub-Advisor provide investment advisory

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2015 (UNAUDITED)


and sub-advisory services, respectively, to First Trust Strategic Income ETF ("FDIV"), and the portion of FDIV that is managed by the Sub-Advisor has a similar investment strategy as the Fund's, for which the Sub-Advisor receives a sub-advisory fee at the same rate. In light of the information considered and the nature, extent and quality of services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that a unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Fund under the Advisory Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Advisory Agreement to First Trust. The Board also considered that the Sub-Advisor was unable to estimate the profitability of the Sub-Advisory Agreement to the Sub-Advisor and that the Sub-Advisor would be paid by the Advisor from the unitary fee. The Board considered fall-out benefits described by the Advisor that may be realized from its and FTP's relationship with the Fund, including First Trust's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement, which would be included under the unitary fee. The Board considered fall-out benefits described by the Sub-Adviser and noted that the Sub-Advisor would not utilize soft dollars in connection with its management of the Fund's portfolio. The Board also considered the affiliations between First Trust and the Sub-Advisor and noted the services provided by the Sub-Advisor to certain First Trust products in Europe.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements are in the best interests of the Fund. No single factor was determinative in the Board's analysis.

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


FIRST TRUST


First Trust Exchange-Traded Fund III

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or
this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(1)(a) Not applicable.

(2)(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3)(a) Not applicable.

   (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund III
               --------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 22, 2015
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 22, 2015
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 22, 2015
     ------------------

* Print the name and title of each signing officer under his or her signature.